UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number           811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

(a)	The Report(s) to Shareholders attached herewith.

Virtus AlphaSimplex Managed Futures ETF

ASMF / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of May 15, 2024 to July 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$19Footnote Reference(a)	0.92%
Footnote	Description
Footnote(a)	Based on the period May 15, 2024 (commencement of operations) through July 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Commentary by AlphaSimplex Group, LLC

For the fiscal year ended July 31, 2024, the Fund at NAV returned 0.75%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 4.16%, and the ICE BofA US Treasury Bill 3 Month Index, which serves as the style-specific index, returned 1.12%.

What factors impacted Fund performance over the reporting period?

The Fund seeks to provide capital appreciation consistent with the risk/return characteristics of a basket of the largest managed futures funds in the world. The Fund seeks to identify price trends by combining index replication techniques with insights from AlphaSimplex’s own trend-following models. It takes positions in highly liquid futures contracts in 20 different assets across global equity, bond, currency, and commodity markets. For the reporting period, the Fund’s gains came from commodities and currencies, while fixed income detracted from performance. Equity markets whipsawed over the period, with gains from U.S., Japanese, and Australian equities being offset by losses from European and emerging markets indices.

FACTOR

IMPACT

  SUMMARY

Commodities

Positive

Gains came primarily from short positions in corn.

Currencies

Positive

Returns came from short positions in the Canadian dollar and Japanese yen.

Fixed income

Negative

Fixed income holdings saw losses across the board.

Virtus AlphaSimplex Managed Futures ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus AlphaSimplex Managed Futures ETF - NAV $10,075	FT Wilshire 5000 Index $10,416	ICE BofA US Treasury Bill 3 Month Index $10,112
5/15/24	$10,000	$10,000	$10,000
5/31/24	$10,076	$9,916	$10,026
6/30/24	$10,195	$10,228	$10,067
7/31/24	$10,075	$10,416	$10,112
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 5/15/24
Virtus AlphaSimplex Managed Futures ETF - NAV	0.75
Virtus AlphaSimplex Managed Futures ETF - Market	0.74
FT Wilshire 5000 Index	4.16
ICE BofA US Treasury Bill 3 Month Index	1.12

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus AlphaSimplex Managed Futures ETF | 2

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$8,815,653
Total number of portfolio holdings	2
Total advisory fees paid	$12,185
Portfolio turnover rate	0%

ASSET ALLOCATION Footnote Reference(1)

Money Market Fund	100.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus AlphaSimplex Managed Futures ETF | 3

Virtus Duff & Phelps Clean Energy ETF

VCLN / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$63	0.66%

Commentary by Duff & Phelps Investment Management Co.

For the fiscal year ended July 31, 2024, the Fund at NAV returned -9.90%. For the same period, the S&P Global Broad Market Index (net), a broad-based securities market index, returned -16.20%, and the S&P Global Clean Energy Index (net), which serves as the style-specific index, returned -21.59%.

What factors impacted Fund performance over the reporting period?

Individual stock selection contributed the vast majority to returns relative to the Fund’s style-specific benchmark, the S&P Global Clean Energy Index (net), for the 12-month period. By sector, exposure to industrials contributed the most to relative performance. Within industrials, specific out-of-benchmark holdings in cabling and electrical equipment stocks were the largest contributors. An underweight to the information technology sector also strongly contributed to relative performance as the Fund was underweight Chinese and other solar-related stocks. Positioning in the consumer staples and materials sectors detracted negatively from relative performance. In terms of regional attribution, overweight exposures and individual stock selection in the U.S., Italy, France, and Finland contributed positively. An underweight exposure to Asia Pacific was slightly negative for relative performance during the period, primarily due to utilities within that region.

FACTOR

IMPACT

  SUMMARY

Industrials

Positive

Stock selection, particularly in Prysmian, Nexans, Xylem, and Hubbell, along with an underweight to Plug Power.

Information Technology

Positive

Underweight exposure and stock selection, particularly in TE Connectivity, while underweight global solar equities.

Consumer Staples

Negative

MP Materials detracted from relative performance.

Materials

Negative

Darling Ingredients detracted from relative performance.

Virtus Duff & Phelps Clean Energy ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions. The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.

Growth of $ 10,000

	Virtus Duff & Phelps Clean Energy ETF - NAV $7,497	S&P Global Broad Market Index (net) $11,466	S&P Global Clean Energy Index (net) $6,359
8/3/21	$10,000	$10,000	$10,000
8/31/21	$10,225	$10,170	$10,089
9/30/21	$9,547	$9,770	$9,377
10/31/21	$10,969	$10,231	$10,922
11/30/21	$10,249	$9,944	$10,140
12/31/21	$9,544	$10,332	$9,231
1/31/22	$8,320	$9,788	$8,107
2/28/22	$9,017	$9,565	$9,056
3/31/22	$9,341	$9,749	$9,406
4/30/22	$8,355	$8,971	$8,280
5/31/22	$8,735	$8,976	$8,711
6/30/22	$8,083	$8,205	$8,324
7/31/22	$9,624	$8,781	$9,786
8/31/22	$9,602	$8,477	$9,779
9/30/22	$8,393	$7,656	$8,438
10/31/22	$8,487	$8,115	$8,296
11/30/22	$9,344	$8,735	$9,210
12/31/22	$8,813	$8,407	$8,769
1/31/23	$9,217	$9,022	$9,118
2/28/23	$8,730	$8,771	$8,486
3/31/23	$8,840	$8,979	$8,715
4/30/23	$8,387	$9,091	$8,245
5/31/23	$8,171	$8,981	$8,080
6/30/23	$8,350	$9,503	$8,140
7/31/23	$8,320	$9,867	$8,111
8/31/23	$7,404	$9,580	$7,132
9/30/23	$6,792	$9,183	$6,500
10/31/23	$6,227	$8,872	$5,762
11/30/23	$6,811	$9,689	$6,305
12/31/23	$7,281	$10,199	$6,984
1/31/24	$6,616	$10,218	$6,225
2/29/24	$6,637	$10,650	$6,219
3/31/24	$6,992	$10,982	$6,251
4/30/24	$6,837	$10,613	$5,940
5/31/24	$7,913	$11,036	$6,688
6/30/24	$7,054	$11,230	$6,033
7/31/24	$7,497	$11,466	$6,359
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 8/3/21
Virtus Duff & Phelps Clean Energy ETF - NAV	-9.90	-9.17
Virtus Duff & Phelps Clean Energy ETF - Market	-9.76	-9.17
S&P Global Broad Market Index (net)	-16.20	4.67
S&P Global Clean Energy Index (net)	-21.59	-14.03

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Duff & Phelps Clean Energy ETF | 2

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$5,616,852
Total number of portfolio holdings	42
Total advisory fees paid	$35,941
Portfolio turnover rate	96%

ASSET ALLOCATION Footnote Reference(1)

Utilities	41.80%
Industrials	27.90%
Information Technology	21.20%
Energy	7.60%
Materials	1.50%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Duff & Phelps Clean Energy ETF | 3

Virtus Newfleet ABS/MBS ETF

VABS / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about the Virtus Newfleet ABS/MBS ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS/MBS ETF	$51	0.49%

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2024, the Fund at NAV returned 8.17%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 5.10%, and the ICE BofA 1-3 Year A-BBB US Corporate Index, which serves as the style-specific index, returned 6.73%.

What factors impacted Fund performance over the reporting period?

The Fund’s overweights to consumer, residential, and commercial loans contributed to the outperformance relative to the Fund’s style-specific benchmark, the ICE BofA 1-3 Year A-BBB US Corporate Index, over the 12-month period. Due to a strong economy, consumer and commercial loan performance proved resilient. The Fund’s consumer exposure, particularly bonds that were lower in the capital structure, performed well as investor demand increased for these securities. In addition, the Fund’s exposure to the U.S. housing market via non-agency mortgage-backed securities (MBS) benefitted from the strong housing market. This exposure provided extra income and a better relative value play versus agency MBS and investment grade corporate bonds. Lastly, the Fund’s conservative positioning within the commercial mortgage-backed securities market via investments in the senior tranches of single asset single borrower floating rate deals proved valuable over the fiscal year in a higher interest rate environment.

FACTOR

IMPACT

  SUMMARY

Hotwire Securitization

Positive

A subordinate security that is collateralized by fiber networks installed in condominium communities, primarily in the Florida market. Hotwire’s credit spread compressed during the fiscal year, driven by positive collateral performance and investor demand.

Zaxby Securitization

Positive

Whole business deal backed by the royalty streams of franchisees and a synthetic royalty stream of Zaxby’s corporate stores. Performance was driven by store count growth and positive same store sales.

Residential housing/MBS

Positive

Lack of existing home supply and tight underwriting metrics on residential mortgages positively impacted the Fund’s performance.

ACC Securitization

Negative

American Car Center is a subprime auto originator that filed for bankruptcy in 2023. Poor collateral performance drove the underperformance of the security. We sold the security at a loss.

Virtus Newfleet ABS/MBS ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions. The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

Growth of $ 10,000

	Virtus Newfleet ABS/MBS ETF - NAV $10,733	Bloomberg U.S. Aggregate Bond Index $10,440	ICE BofA 1-3 Year A-BBB US Corporate Index $10,457
2/9/21	$10,000	$10,000	$10,000
2/28/21	$10,010	$11,123	$9,995
3/31/21	$9,987	$10,984	$9,986
4/30/21	$10,021	$11,071	$10,008
5/31/21	$10,047	$11,107	$10,030
6/30/21	$10,051	$11,185	$10,022
7/31/21	$10,085	$11,310	$10,039
8/31/21	$10,091	$11,289	$10,044
9/30/21	$10,082	$11,191	$10,041
10/31/21	$10,052	$11,188	$10,009
11/30/21	$10,047	$11,221	$9,993
12/31/21	$10,042	$11,192	$9,986
1/31/22	$9,994	$10,951	$9,911
2/28/22	$9,931	$10,829	$9,830
3/31/22	$9,792	$10,528	$9,661
4/30/22	$9,739	$10,129	$9,589
5/31/22	$9,703	$10,194	$9,645
6/30/22	$9,654	$10,034	$9,561
7/31/22	$9,669	$10,279	$9,633
8/31/22	$9,628	$9,989	$9,580
9/30/22	$9,504	$9,557	$9,440
10/31/22	$9,424	$9,433	$9,417
11/30/22	$9,472	$9,780	$9,545
12/31/22	$9,521	$9,736	$9,575
1/31/23	$9,705	$10,036	$9,677
2/28/23	$9,677	$9,776	$9,617
3/31/23	$9,753	$10,024	$9,696
4/30/23	$9,824	$10,085	$9,757
5/31/23	$9,822	$9,975	$9,740
6/30/23	$9,852	$9,940	$9,729
7/31/23	$9,922	$9,933	$9,797
8/31/23	$9,953	$9,870	$9,827
9/30/23	$9,994	$9,619	$9,821
10/31/23	$10,003	$9,467	$9,841
11/30/23	$10,110	$9,896	$9,987
12/31/23	$10,252	$10,274	$10,121
1/31/24	$10,342	$10,246	$10,175
2/29/24	$10,370	$10,101	$10,156
3/31/24	$10,451	$10,195	$10,210
4/30/24	$10,443	$9,937	$10,191
5/31/24	$10,524	$10,106	$10,274
6/30/24	$10,602	$10,201	$10,325
7/31/24	$10,733	$10,440	$10,457
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 2/9/21
Virtus Newfleet ABS/MBS ETF - NAV	8.17	2.06
Virtus Newfleet ABS/MBS ETF - Market	8.29	2.07
Bloomberg U.S. Aggregate Bond Index	5.10	-2.14
ICE BofA 1-3 Year A-BBB US Corporate Index	6.73	1.29

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet ABS/MBS ETF | 2

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$9,677,458
Total number of portfolio holdings	73
Total advisory fees paid	$39,503
Portfolio turnover rate	60%

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Security	58.84%
Residential Mortgage Backed Security	33.54%
Commercial Mortgage Backed Security	4.86%
Corporate Bond	2.76%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet ABS/MBS ETF | 3

Virtus Newfleet Short Duration Core Plus Bond ETF

SDCP / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of November 15, 2023 to July 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$29Footnote Reference(a)	0.40%
Footnote	Description
Footnote(a)	Based on the period November 15, 2023 (commencement of operations) through July 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2024, the Fund at NAV returned 5.94%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.41%, and the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the style-specific index, returned 5.06%.

What factors impacted Fund performance over the reporting period?

Sector allocation and issue selection contributed positively to performance relative to the Fund’s style-specific benchmark, the ICE BofA 1-5 Year Corporate & Government Bond Index, for the period from the Fund’s inception on November 15, 2023, through July 31, 2024. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within the asset-backed securities (ABS) sector had a positive impact on performance during the period. While the allocation to non-agency residential mortgage-backed securities (RMBS) was a contributor to overall performance, the overweight to non-agency RMBS versus agency mortgage-backed securities detracted from performance. Issue selection within investment grade corporate bonds contributed to performance, however, the Fund’s underweight versus the style-specific index detracted from performance. In addition, some of the positive performance attribution was offset by the Fund’s higher-quality bias within high yield corporate bonds.

FACTOR

IMPACT

  SUMMARY

U.S. Treasuries

Positive

The Fund’s underweight to U.S. Treasuries had a positive impact, as spread sectors (investments other than risk-free government debt) outperformed during the period.

Asset-Backed Securities (ABS)

Positive

Allocation to and issue selection within the sector had a positive impact on performance during the period. New issue supply that was running well ahead of last year’s pace was easily absorbed by insatiable demand, driving spreads tighter. Spread refers to the additional yield over the yield of a risk-free government bond.

Non-Agency Residential Mortgage-Backed Securities (RMBS)

Mixed

While the allocation to non-agency RMBS was a contributor to overall performance, the overweight to non-agency RMBS versus agency mortgage-backed securities detracted from performance.

High Yield Corporate Bonds

Negative

Issue selection, particularly due to the Fund’s higher-quality bias within the sector, detracted from relative performance.

Virtus Newfleet Short Duration Core Plus Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus Newfleet Short Duration Core Plus Bond ETF - NAV $10,594	Bloomberg U.S. Aggregate Bond Index $10,440	ICE BofA 1-5 Year Corporate & Government Bond Index $10,506
11/15/23	$10,000	$10,000	$10,000
11/30/23	$10,067	$9,896	$10,081
12/31/23	$10,237	$10,274	$10,240
1/31/24	$10,307	$10,246	$10,280
2/29/24	$10,293	$10,101	$10,215
3/31/24	$10,360	$10,195	$10,261
4/30/24	$10,320	$9,937	$10,188
5/31/24	$10,407	$10,106	$10,283
6/30/24	$10,470	$10,201	$10,351
7/31/24	$10,594	$10,440	$10,506
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 11/15/23
Virtus Newfleet Short Duration Core Plus Bond ETF - NAV	5.94
Virtus Newfleet Short Duration Core Plus Bond ETF - Market	5.81
Bloomberg U.S. Aggregate Bond Index	7.41
ICE BofA 1-5 Year Corporate & Government Bond Index	5.06

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Short Duration Core Plus Bond ETF | 2

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$10,350,419
Total number of portfolio holdings	183
Total advisory fees paid	$25,443
Portfolio turnover rate	24%

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Security	34.37%
Corporate Bond	25.44%
Residential Mortgage Backed Security	19.36%
U.S. Government Securities	8.60%
Commercial Mortgage Backed Security	5.07%
Mortgage Backed Security	4.29%
Foreign Bond	2.87%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet Short Duration Core Plus Bond ETF | 3

Virtus Newfleet Short Duration High Yield Bond ETF

VSHY / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$163	1.55%

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2024, the Fund at NAV returned 9.94%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 5.10%, and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index and the ICE BofA 1-3Y BB US Cash Pay High Yield Index, each a style-specific index, returned 11.04% and 8.29%, respectively.

What factors impacted Fund performance over the reporting period?

Performance in the Fund relative to the ICE BofA 1-3Y BB US Cash Pay High Yield Index was driven by strong issue selection with industries led by health care, containers/packaging, and midstream energy, as well as strong rating allocation, led by the single-B and double-B rating groups. This outperformance was partially offset by issue selection within rating groups, especially triple-C and lower-rated names. The biggest absolute contributors to performance for the 12-month period were Global Infrastructure Solutions, Gray TV, Team Health, SRS Distribution, and Energy Transfer LP. The biggest absolute detractors from performance during the period were Unifrax, Sunnova Energy, Millennium Escrow (aka Centerfield Media), Hearthside Foods, and Level 3 Financing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Credit spread tightening

Positive

The Fund maintained meaningfully greater exposure to credit risk during the fiscal year, so the tightening of credit spreads, which indicated that investors were demanding less additional yield in return for higher credit risk, aided performance.

Increase in mergers and acquisitions

Positive

The Fund benefitted as several bonds held in the portfolio saw their prices improve on news that better capitalized firms were acquiring the bonds’ issuers.

Stable oil prices

Positive

The Fund had meaningful exposure to energy firms, and stable oil prices at a supportive level allowed for strong fundamental performance and for improvement in the balance sheets of many firms.

Liability management exercises

Negative

Companies with too much debt pitted creditors against one another in balance sheet restructurings during the period. The Fund was negatively impacted by both actual and expected liability management exercises, in which borrowers used more aggressive debt restructurings, which reduced asset coverage of the bonds held in the Fund.

Virtus Newfleet Short Duration High Yield Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund from inception. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gains distributions. The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

The Fund has changed its style-specific index from Bloomberg U.S.High-Yield 2% Issuer Capped Bond Index to the ICE BofA 1-3 BB US Cash Pay High Yield Index to more closely align with its principal investment strategy, which targets a short duration of one to three years.

Growth of $ 10,000

	Virtus Newfleet Short Duration High Yield Bond ETF - NAV $13,077	Bloomberg U.S. Aggregate Bond Index $10,440	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index $14,509	ICE BofA 1-3Y BB US Cash Pay High Yield Index $13,734
12/5/16	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,008	$10,020	$10,155	$10,067
1/31/17	$10,030	$10,040	$10,302	$10,105
2/28/17	$10,090	$10,107	$10,452	$10,158
3/31/17	$10,081	$10,102	$10,429	$10,166
4/30/17	$10,151	$10,180	$10,549	$10,239
5/31/17	$10,198	$10,258	$10,640	$10,291
6/30/17	$10,175	$10,248	$10,655	$10,311
7/31/17	$10,279	$10,292	$10,773	$10,358
8/31/17	$10,244	$10,385	$10,769	$10,383
9/30/17	$10,312	$10,335	$10,865	$10,430
10/31/17	$10,372	$10,341	$10,912	$10,443
11/30/17	$10,361	$10,328	$10,884	$10,431
12/31/17	$10,415	$10,375	$10,917	$10,433
1/31/18	$10,512	$10,256	$10,982	$10,448
2/28/18	$10,462	$10,158	$10,889	$10,416
3/31/18	$10,433	$10,224	$10,823	$10,409
4/30/18	$10,463	$10,148	$10,894	$10,459
5/31/18	$10,459	$10,220	$10,891	$10,483
6/30/18	$10,477	$10,207	$10,934	$10,492
7/31/18	$10,553	$10,210	$11,054	$10,561
8/31/18	$10,616	$10,276	$11,135	$10,616
9/30/18	$10,680	$10,209	$11,197	$10,656
10/31/18	$10,584	$10,129	$11,018	$10,626
11/30/18	$10,472	$10,189	$10,923	$10,643
12/31/18	$10,217	$10,376	$10,689	$10,572
1/31/19	$10,521	$10,487	$11,172	$10,801
2/28/19	$10,688	$10,480	$11,358	$10,900
3/31/19	$10,724	$10,682	$11,465	$10,971
4/30/19	$10,873	$10,015	$11,628	$11,032
5/31/19	$10,859	$10,193	$11,490	$11,012
6/30/19	$10,840	$10,321	$11,752	$11,162
7/31/19	$10,884	$10,343	$11,818	$11,211
8/31/19	$10,837	$10,611	$11,865	$11,305
9/30/19	$10,941	$10,555	$11,908	$11,325
10/31/19	$10,922	$10,587	$11,941	$11,365
11/30/19	$10,996	$10,581	$11,980	$11,425
12/31/19	$11,166	$10,574	$12,220	$11,491
1/31/20	$11,206	$10,777	$12,223	$11,506
2/29/20	$11,089	$10,971	$12,051	$11,362
3/31/20	$10,173	$10,907	$10,670	$10,597
4/30/20	$10,440	$11,101	$11,153	$10,959
5/31/20	$10,731	$11,152	$11,640	$11,249
6/30/20	$10,750	$11,222	$11,751	$11,372
7/31/20	$11,113	$11,390	$12,298	$11,705
8/31/20	$11,211	$11,298	$12,417	$11,780
9/30/20	$11,108	$11,292	$12,289	$11,697
10/31/20	$11,140	$11,242	$12,350	$11,755
11/30/20	$11,530	$11,352	$12,839	$12,003
12/31/20	$11,769	$11,367	$13,081	$12,116
1/31/21	$11,837	$11,286	$13,125	$12,131
2/28/21	$11,868	$11,123	$13,172	$12,156
3/31/21	$11,887	$10,984	$13,193	$12,220
4/30/21	$12,007	$11,071	$13,336	$12,302
5/31/21	$12,054	$11,107	$13,375	$12,333
6/30/21	$12,202	$11,185	$13,554	$12,397
7/31/21	$12,200	$11,310	$13,605	$12,408
8/31/21	$12,245	$11,289	$13,676	$12,455
9/30/21	$12,273	$11,191	$13,675	$12,446
10/31/21	$12,254	$11,188	$13,650	$12,464
11/30/21	$12,140	$11,221	$13,516	$12,398
12/31/21	$12,366	$11,192	$13,769	$12,509
1/31/22	$12,110	$10,951	$13,393	$12,317
2/28/22	$11,976	$10,829	$13,256	$12,257
3/31/22	$11,905	$10,528	$13,105	$12,172
4/30/22	$11,522	$10,129	$12,640	$11,997
5/31/22	$11,445	$10,194	$12,670	$12,110
6/30/22	$10,703	$10,034	$11,816	$11,728
7/31/22	$11,189	$10,279	$12,513	$12,100
8/31/22	$11,073	$9,989	$12,225	$11,982
9/30/22	$10,679	$9,557	$11,740	$11,805
10/31/22	$10,944	$9,433	$12,045	$12,006
11/30/22	$11,164	$9,780	$12,305	$12,145
12/31/22	$11,114	$9,736	$12,229	$12,125
1/31/23	$11,535	$10,036	$12,695	$12,352
2/28/23	$11,419	$9,776	$12,533	$12,313
3/31/23	$11,468	$10,024	$12,666	$12,397
4/30/23	$11,597	$10,085	$12,793	$12,486
5/31/23	$11,448	$9,975	$12,676	$12,444
6/30/23	$11,693	$9,940	$12,888	$12,556
7/31/23	$11,894	$9,933	$13,066	$12,683
8/31/23	$11,953	$9,870	$13,104	$12,720
9/30/23	$11,837	$9,619	$12,947	$12,690
10/31/23	$11,620	$9,467	$12,795	$12,673
11/30/23	$12,114	$9,896	$13,375	$12,987
12/31/23	$12,507	$10,274	$13,874	$13,199
1/31/24	$12,500	$10,246	$13,873	$13,239
2/29/24	$12,532	$10,101	$13,914	$13,282
3/31/24	$12,717	$10,195	$14,078	$13,383
4/30/24	$12,571	$9,937	$13,946	$13,371
5/31/24	$12,706	$10,106	$14,099	$13,481
6/30/24	$12,825	$10,201	$14,232	$13,575
7/31/24	$13,077	$10,440	$14,509	$13,734
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/5/16
Virtus Newfleet Short Duration High Yield Bond ETF - NAV	9.94	3.74	3.57
Virtus Newfleet Short Duration High Yield Bond ETF - Market	10.41	3.84	3.59
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.42
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	11.04	4.19	4.98
ICE BofA 1-3Y BB US Cash Pay High Yield Index	8.29	4.14	4.23

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Short Duration High Yield Bond ETF | 2

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$3,342,970
Total number of portfolio holdings	113
Total advisory fees paid	$0
Portfolio turnover rate	32%

ASSET ALLOCATION Footnote Reference(1)

Corporate Bond	84.09%
Foreign Bond	10.57%
Money Market Fund	4.93%
Term Loan	0.41%
Health Care	0.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Certain Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On November 28, 2023, the Fund changed its name from "Virtus Newfleet High Yield Bond ETF" to “Virtus Newfleet Short Duration High Yield Bond ETF” and, as a result of this change, implemented a short duration target of one to three years. The Fund also adopted a unified management fee on this date, which resulted in a reduction to the Fund’s total annual fund operating expenses as reported in the then current Prospectus.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Newfleet Short Duration High Yield Bond ETF | 3

Virtus Seix Senior Loan ETF

SEIX / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$61	0.58%

Commentary by Seix Investment Advisors

For the fiscal year ended July 31, 2024, the Fund at NAV returned 9.62%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 5.10%, and the Credit Suisse Leveraged Loan Index, which serves as the style-specific index, returned 10.42%.

What factors impacted Fund performance over the reporting period?

For the 12-month period, performance relative to the Credit Suisse Leveraged Loan Index was negatively affected by security selection in chemicals, diversified media, and manufacturing. This was partially offset by positive security selection in information technology, energy, and utilities. The top contributors to performance for the reporting period were Lending Tree, New Fortress Energy, Atlas Air, Oravel Stays, and Sabre Global. The biggest detractors were Heubach, Digital Media Solutions, Numericable, Sitel, and Altisource. An additional headwind for the Fund was the rally in low-quality issuers as investors favored higher-risk securities through the period. The Fund’s underweight to CCC-rated securities negatively affected overall performance.

FACTOR

IMPACT

  SUMMARY

Unanticipated credit changes

Negative

In the first quarter of 2024, three positions held in the Fund were significantly negatively impacted due to company management decisions, the timing of mergers & acquisitions (M&A), and government intervention in the mortgage market. Performance for the quarter and the 12-month period were negatively affected by this single quarter.

Federal Reserve (Fed) rate cut expectations

Negative

Overly aggressive market expectations for interest rate cuts helped weaker-quality credits to tighten more than higher quality. The Fund’s higher-quality positioning underperformed during this cycle.

Security Selection

Positive

Positive security selection of Lending Tree, Citrix and System One, along with not owning McAfee Enterprise and LogMeIn helped with overall positive attribution in information technology.  Within the energy space, Stetson Midstream, New Fortress Energy and Tallgrass Energy provided positive attribution. Owning Lackawanna Energy, Waterbridge Midstream and Edgewater Generation helped with positive attribution in the utilities industry.

Virtus Seix Senior Loan ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions. The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

Growth of $ 10,000

	Virtus Seix Senior Loan ETF - NAV $12,999	Bloomberg U.S. Aggregate Bond Index $10,440	Credit Suisse Leveraged Loan Index $13,105
4/24/19	$10,000	$10,000	$10,000
4/30/19	$10,005	$10,015	$10,019
5/31/19	$9,973	$10,193	$9,997
6/30/19	$10,016	$10,321	$10,019
7/31/19	$10,108	$10,343	$10,097
8/31/19	$10,079	$10,611	$10,069
9/30/19	$10,105	$10,555	$10,111
10/31/19	$10,102	$10,587	$10,062
11/30/19	$10,179	$10,581	$10,117
12/31/19	$10,346	$10,574	$10,281
1/31/20	$10,371	$10,777	$10,335
2/29/20	$10,228	$10,971	$10,196
3/31/20	$9,497	$10,907	$8,925
4/30/20	$9,796	$11,101	$9,308
5/31/20	$10,045	$11,152	$9,661
6/30/20	$10,143	$11,222	$9,792
7/31/20	$10,321	$11,390	$9,976
8/31/20	$10,371	$11,298	$10,126
9/30/20	$10,374	$11,292	$10,195
10/31/20	$10,386	$11,242	$10,213
11/30/20	$10,582	$11,352	$10,431
12/31/20	$10,687	$11,367	$10,566
1/31/21	$10,777	$11,286	$10,700
2/28/21	$10,813	$11,123	$10,772
3/31/21	$10,820	$10,984	$10,778
4/30/21	$10,876	$11,071	$10,833
5/31/21	$10,947	$11,107	$10,889
6/30/21	$11,006	$11,185	$10,934
7/31/21	$11,037	$11,310	$10,934
8/31/21	$11,086	$11,289	$10,987
9/30/21	$11,147	$11,191	$11,058
10/31/21	$11,199	$11,188	$11,084
11/30/21	$11,188	$11,221	$11,067
12/31/21	$11,290	$11,192	$11,137
1/31/22	$11,283	$10,951	$11,177
2/28/22	$11,223	$10,829	$11,121
3/31/22	$11,223	$10,528	$11,126
4/30/22	$11,168	$10,129	$11,145
5/31/22	$10,921	$10,194	$10,865
6/30/22	$10,631	$10,034	$10,641
7/31/22	$10,834	$10,279	$10,840
8/31/22	$10,980	$9,989	$11,006
9/30/22	$10,766	$9,557	$10,768
10/31/22	$10,893	$9,433	$10,859
11/30/22	$11,006	$9,780	$10,980
12/31/22	$11,076	$9,736	$11,019
1/31/23	$11,342	$10,036	$11,302
2/28/23	$11,400	$9,776	$11,373
3/31/23	$11,404	$10,024	$11,362
4/30/23	$11,471	$10,085	$11,470
5/31/23	$11,426	$9,975	$11,460
6/30/23	$11,711	$9,940	$11,716
7/31/23	$11,858	$9,933	$11,869
8/31/23	$11,980	$9,870	$12,006
9/30/23	$12,085	$9,619	$12,111
10/31/23	$12,087	$9,467	$12,115
11/30/23	$12,250	$9,896	$12,259
12/31/23	$12,453	$10,274	$12,456
1/31/24	$12,541	$10,246	$12,554
2/29/24	$12,639	$10,101	$12,666
3/31/24	$12,700	$10,195	$12,772
4/30/24	$12,739	$9,937	$12,857
5/31/24	$12,877	$10,106	$12,974
6/30/24	$12,900	$10,201	$13,010
7/31/24	$12,999	$10,440	$13,105
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 4/24/19
Virtus Seix Senior Loan ETF - NAV	9.62	5.16	5.10
Virtus Seix Senior Loan ETF - Market	9.36	5.18	5.09
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	0.82
Credit Suisse Leveraged Loan Index	10.42	5.35	5.26

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Seix Senior Loan ETF | 2

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$170,444,707
Total number of portfolio holdings	271
Total advisory fees paid	$622,191
Portfolio turnover rate	286%

ASSET ALLOCATION Footnote Reference(1)

Term Loan	97.12%
Corporate Bond	2.29%
Asset Backed Security	0.59%
Warrant	0.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Seix Senior Loan ETF | 3

Virtus Stone Harbor Emerging Markets High Yield Bond ETF

VEMY / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$59	0.55%

Commentary by Stone Harbor Investment Partners

For the fiscal year ended July 31, 2024, the Fund at NAV returned 15.38%. For the same period, the Bloomberg Emerging Markets USD Aggregate Bond Index, a broad-based securities market index, returned 8.66%, and the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, which serves as the style-specific index, returned 13.79%.

What factors impacted Fund performance over the reporting period?

Allocations to both hard currency sovereign debt and hard currency corporate debt contributed positively to returns relative to the Fund’s style-specific benchmark, the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, for the 12-month period ended July 31, 2024. Within hard currency sovereign debt, country selection, particularly in Latin America, enhanced performance. Within hard currency corporate debt, country exposure and issue selection enhanced total returns. Some of the positive performance attribution was offset by issue selection decisions in hard currency sovereign debt.

FACTOR

IMPACT

  SUMMARY

Pakistan

Positive

An overweight in hard currency sovereign debt and issue selection enhanced performance. Pakistan reached an agreement with the International Monetary Fund (IMF) for a new US$7 billion, 37-month Extended Fund Facility program, which investors viewed as paving the way for further potential funding from bilateral and multilateral lenders.

El Salvador

Positive

An overweight in hard currency sovereign debt and issue selection enhanced performance. The re-election of President Nayib Bukele, suggesting a continued path toward fiscal consolidation, as well as the country’s manageable debt repayment schedule, supported the debt during the reporting period.

Venezuela

Negative

An overweight in hard currency sovereign debt detracted from performance. Uncertainty around the presidential election in July and the associated U.S. sanctions on Venezuela were key factors impacting investor sentiment.

India

Negative

Issue selection in hard currency corporate debt, especially in the mining company Vedanta Resources, detracted from performance.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions. The Fund has added the Bloomberg Emerging Markets USD Aggregate Bond Index in response to new regulatory requirements.

Growth of $ 10,000

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV $12,381	Bloomberg Emerging Markets USD Aggregate Bond Index $11,297	J.P. Morgan Hard Currency Credit 50-50 High Yield Index $12,226
12/12/22	$10,000	$10,000	$10,000
12/31/22	$9,958	$9,947	$10,012
1/31/23	$10,481	$10,265	$10,392
2/28/23	$10,135	$10,036	$10,180
3/31/23	$10,071	$10,161	$10,167
4/30/23	$10,073	$10,201	$10,169
5/31/23	$10,066	$10,124	$10,143
6/30/23	$10,410	$10,275	$10,469
7/31/23	$10,722	$10,396	$10,745
8/31/23	$10,587	$10,271	$10,634
9/30/23	$10,532	$10,038	$10,522
10/31/23	$10,443	$9,889	$10,429
11/30/23	$10,951	$10,414	$10,934
12/31/23	$11,395	$10,851	$11,364
1/31/24	$11,439	$10,790	$11,391
2/29/24	$11,693	$10,831	$11,638
3/31/24	$12,016	$11,017	$11,888
4/30/24	$11,961	$10,836	$11,779
5/31/24	$12,112	$11,022	$11,957
6/30/24	$12,147	$11,092	$12,020
7/31/24	$12,381	$11,297	$12,226
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 12/12/22
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV	15.38	13.95
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - Market	15.21	13.97
Bloomberg Emerging Markets USD Aggregate Bond Index	8.66	7.74
J.P. Morgan Hard Currency Credit 50-50 High Yield Index	13.79	13.08

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 2

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$9,391,329
Total number of portfolio holdings	125
Total advisory fees paid	$41,657
Portfolio turnover rate	126%

ASSET ALLOCATION Footnote Reference(1)

Foreign Bond	100.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 3

Virtus Terranova U.S. Quality Momentum ETF

JOET / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$32	0.29%

Commentary by Virtus ETF Advisers LLC

For the fiscal year ended July 31, 2024, the Fund at NAV returned 18.66%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 22.15%, and the Terranova U.S. Quality Momentum Index, which serves as the style-specific index, returned 19.07%.

What factors impacted Fund performance over the reporting period?

Sector and style exposure selection contributed positively to returns relative to the S&P 500® Index for the 12-month period. Exposures in the financials and industrials sectors contributed the most to relative performance. Underweight exposures to the information technology and health care sectors detracted from relative performance. Sector allocations and specific stock index weightings detracted somewhat from overall Fund performance, however tracking error was minimal to the benchmark. On a relative weighting measure, being equal weight while seeking to reduce concentration risk resulted in underweights positions in large-cap technology stocks including NVIDIA and Broadcom. In addition, health care stocks including Eli Lilly, which experienced strong gains due to sales of GLP-1 obesity drugs, detracted from performance due to underweights relative to the benchmark.

FACTOR

IMPACT

  SUMMARY

Financials/Industrials

Positive

Issuer selection, particularly in Apollo Global Management and America Express, enhanced relative returns. In addition, names like Trane Technologies and Quanta Services contributed to performance.

Momentum/Value

Positive

Overweight exposure to these factors enhanced relative returns.

Technology/Health Care

Negative

Underweight exposures to information technology, pharmaceuticals, and biotechnology relative to the benchmark detracted from performance.

Company Size

Negative

Underweight exposure to this factor may have detracted from performance in the short term, as it is more sensitive to economic changes.

Virtus Terranova U.S. Quality Momentum ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions. The Fund has added the S&P 500® Index in response to new regulatory requirements.

Growth of $ 10,000

	Virtus Terranova U.S. Quality Momentum ETF - NAV $14,363	S&P 500® Index $16,195	Terranova U.S. Quality Momentum Index $14,571
11/17/20	$10,000	$10,000	$10,000
11/30/20	$10,128	$10,040	$10,129
12/31/20	$10,500	$10,426	$10,504
1/31/21	$10,238	$10,321	$10,245
2/28/21	$10,294	$10,606	$10,303
3/31/21	$10,681	$11,070	$10,697
4/30/21	$11,217	$11,661	$11,242
5/31/21	$11,294	$11,742	$11,322
6/30/21	$11,674	$12,017	$11,710
7/31/21	$12,158	$12,302	$12,201
8/31/21	$12,590	$12,676	$12,642
9/30/21	$11,859	$12,087	$11,907
10/31/21	$12,869	$12,933	$12,932
11/30/21	$12,774	$12,844	$12,840
12/31/21	$13,307	$13,419	$13,379
1/31/22	$11,998	$12,725	$12,066
2/28/22	$11,730	$12,344	$11,798
3/31/22	$12,108	$12,802	$12,183
4/30/22	$11,017	$11,686	$11,081
5/31/22	$11,038	$11,707	$11,106
6/30/22	$10,177	$10,741	$10,236
7/31/22	$11,031	$11,731	$11,107
8/31/22	$10,709	$11,253	$10,782
9/30/22	$9,913	$10,216	$9,973
10/31/22	$10,871	$11,044	$10,953
11/30/22	$11,521	$11,661	$11,620
12/31/22	$10,925	$10,989	$11,012
1/31/23	$11,462	$11,679	$11,558
2/28/23	$11,180	$11,394	$11,274
3/31/23	$11,240	$11,813	$11,339
4/30/23	$11,254	$11,997	$11,355
5/31/23	$11,049	$12,049	$11,149
6/30/23	$11,746	$12,845	$11,866
7/31/23	$12,104	$13,258	$12,237
8/31/23	$11,889	$13,047	$12,018
9/30/23	$11,384	$12,425	$11,500
10/31/23	$10,893	$12,164	$10,996
11/30/23	$11,932	$13,275	$12,064
12/31/23	$12,686	$13,878	$12,838
1/31/24	$12,864	$14,111	$13,023
2/29/24	$13,811	$14,864	$13,992
3/31/24	$14,233	$15,343	$14,427
4/30/24	$13,495	$14,716	$13,677
5/31/24	$13,854	$15,446	$14,044
6/30/24	$14,210	$16,000	$14,412
7/31/24	$14,363	$16,195	$14,571
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 11/17/20
Virtus Terranova U.S. Quality Momentum ETF - NAV	18.66	10.27
Virtus Terranova U.S. Quality Momentum ETF - Market	18.70	10.28
S&P 500® Index	22.15	13.90
Terranova U.S. Quality Momentum Index	19.07	10.70

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Terranova U.S. Quality Momentum ETF | 2

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$111,041,831
Total number of portfolio holdings	125
Total advisory fees paid	$277,121
Portfolio turnover rate	99%

ASSET ALLOCATION Footnote Reference(1)

Financials	27.90%
Information Technology	24.80%
Industrials	16.10%
Consumer Discretionary	10.50%
Health Care	5.60%
Energy	5.60%
Communication Services	3.20%
Real Estate	3.20%
Consumer Staples	1.50%
Utilities	0.80%
Materials	0.80%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Where can I find additional information about the Fund?

For more information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please contact us at 1-888-383-0553, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

Virtus Terranova U.S. Quality Momentum ETF | 3

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $133,664 for 2024 and $129,891 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $43,319 for 2024 and $31,100 for 2023.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $298,194 for 2024 and $203,885 for 2023.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: James A. Simpson, Robert S. Tull, Jr., and Myles J. Edwards.

(b) Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)
Virtus ETF Trust II
July 31, 2024

VIRTUS ALPHASIMPLEX MANAGED FUTURES ETF

VIRTUS DUFF & PHELPS CLEAN ENERGY ETF

VIRTUS NEWFLEET ABS/MBS ETF

VIRTUS NEWFLEET SHORT DURATION CORE PLUS BOND ETF

VIRTUS NEWFLEET SHORT DURATION HIGH YIELD BOND ETF
(fka Virtus Newfleet High Yield Bond ETF)

VIRTUS SEIX SENIOR LOAN ETF

VIRTUS STONE HARBOR EMERGING MARKETS HIGH YIELD BOND ETF

VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

Consolidated Schedule of Investments — Virtus AlphaSimplex Managed Futures ETF

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
MONEY MARKET FUNDS - 92.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares, 5.17%(1)	8,134,606	$8,134,606
Total Money Market Funds (Cost $8,134,606)		8,134,606
TOTAL INVESTMENTS - 92.3%
(Cost $8,134,606)		8,134,606
Other Assets in Excess of Liabilities - 7.7%		681,047
Net Assets - 100.0%		$8,815,653

(1)The rate shown reflects the seven-day yield as of July 31, 2024.

Abbreviations:

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPI — Share Price Index

STOXX — Stock Index of the Eurozone

TOPIX — Tokyo Stock Price Index

WTI — West Texas Intermediate

Portfolio Composition
July 31, 2024
Asset Allocation as of 07/31/2024 (based on net assets)

Virtus AlphaSimplex Managed Futures ETF
Money Market Funds	92.3%
Other Assets in Excess of Liabilities	7.7%
Total	100.0%

At July 31, 2024, open exchange-traded futures contracts were as follows:
Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts
10-Year Long Gilt Future	9/26/2024	2	$255,104	$2,281
Australian Dollar Future	9/16/2024	3	196,590	(4,978)
Brent Crude Future	10/24/2024	1	80,840	(4,435)
British Pound Future	9/16/2024	20	1,607,625	(3,243)
Copper Future	9/26/2024	4	417,650	(14,795)
EURO STOXX 50® Index Future	9/20/2024	12	636,104	(4,834)
Gold Future	12/27/2024	3	741,900	5,689
MSCI Emerging Markets Index Future	9/20/2024	18	986,850	(6,117)
S&P 500® E-Mini Future	9/20/2024	6	1,667,400	229
SPI 200 Future	9/19/2024	9	1,186,085	33,229
TOPIX Index Future	9/12/2024	4	746,838	(7,443)
WTI Crude Future	9/24/24	2	155,820	(4,980)
				$(9,397)

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts
2 Year U.S. Treasury Note Future	9/30/2024	(3)	$616,102	$(2,719)
Canadian Dollar Future	9/17/2024	(38)	2,758,420	10,565
Corn Future	12/13/2024	(45)	899,438	74,206
Euro Currency Future	9/16/2024	(4)	542,500	(1,825)
Euro-Bund Future	9/06/2024	(3)	434,188	(8,969)
Japanese Yen Future	9/16/2024	(20)	1,673,000	(83,306)
U.S. Ultra Bond Future	9/19/2024	(1)	127,969	219
				$(11,829)

Consolidated Schedule of Investments — Virtus AlphaSimplex Managed Futures ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Money Market Funds	$8,134,606	$—	$—	$8,134,606
Futures	126,418	—	—	126,418
Total	$8,261,024	$—	$—	$8,261,024
Liability Valuation Inputs
Futures	$147,644	$—	$—	$147,644
Total	$147,644	$—	$—	$147,644

Schedule of Investments — Virtus Duff & Phelps Clean Energy ETF

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 96.9%
Energy - 7.3%
Cameco Corp. (Canada)	2,586	$117,637
Cheniere Energy, Inc.	600	109,584
DT Midstream, Inc.	1,485	111,910
EnLink Midstream LLC	5,323	72,765
Total Energy		411,896
Industrials - 27.0%
ABB Ltd. (Switzerland)	1,440	80,026
Argan, Inc.	1,493	117,843
Array Technologies, Inc.*	5,327	56,040
Chart Industries, Inc.*	742	119,521
Fluence Energy, Inc.*	4,753	77,854
GE Vernova, Inc.*	281	50,086
Hubbell, Inc.	179	70,821
Nexans SA (France)	793	102,644
NEXTracker, Inc. Class A*	3,313	162,801
Plug Power, Inc.*	13,839	34,182
Prysmian SpA (Italy)	1,659	114,083
Sungrow Power Supply Co., Ltd. Class A (China)	6,820	64,953
Sunrun, Inc.*	12,529	219,633
Vestas Wind Systems A/S (Denmark)*	7,662	189,178
Xylem, Inc.	434	57,939
Total Industrials		1,517,604
Information Technology - 20.6%
Enphase Energy, Inc.*	4,018	462,512
First Solar, Inc.*	2,091	451,635
Infineon Technologies AG (Germany)	2,498	86,646
SolarEdge Technologies, Inc.*	1,619	46,725
TE Connectivity Ltd.	698	107,722
Total Information Technology		1,155,240
Materials - 1.5%
MP Materials Corp.*	6,212	83,986
Utilities - 40.5%
AES Corp. (The)	7,707	137,108
Clearway Energy, Inc. Class C	3,905	104,185
Consolidated Edison, Inc.	2,820	275,006

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
Constellation Energy Corp.	207	$39,289
EDP Renovaveis SA (Spain)	3,403	52,813
EDP SA (Portugal)	31,249	128,513
Entergy Corp.	870	100,894
Fortum OYJ (Finland)	11,598	178,112
Iberdrola SA (Spain)	21,216	279,665
National Grid PLC (United Kingdom)	5,331	67,573
NextEra Energy, Inc.	2,432	185,781
Orsted AS (Denmark)*(1)	2,748	163,555
Redeia Corp. SA (Spain)	7,686	136,169
RWE AG (Germany)	2,369	88,427
Solaria Energia y Medio Ambiente SA (Spain)*	5,769	68,741
Southern Co. (The)	1,406	117,429
SSE PLC (United Kingdom)	6,266	151,479
Total Utilities		2,274,739
TOTAL INVESTMENTS - 96.9%
(Cost $5,168,300)		5,443,465
Other Assets in Excess of Liabilities - 3.1%		173,387
Net Assets - 100.0%		$5,616,852

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2024, the aggregate value of these securities was $163,555, or 2.9% of net assets.

Portfolio Composition
July 31, 2024
Asset Allocation as of 07/31/2024 (based on net assets)

Utilities	40.5%
Industrials	27.0%
Information Technology	20.6%
Energy	7.3%
Materials	1.5%
Other Assets in Excess of Liabilities	3.1%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.
	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,443,465	$—	$—	$5,443,465
Total	$5,443,465	$—	$—	$5,443,465

Schedule of Investments — Virtus Newfleet ABS/MBS ETF

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 58.6%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$46,187	$46,128
Achv ABS Trust, Class B, Series 2023-3PL, 7.17%, 08/19/30(1)	105,234	105,603
Adams Outdoor Advertising LP, Class A2, Series 2023-1, 6.97%, 07/15/53(1)	260,000	273,239
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	210,000	213,573
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	156,134
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	76,968	72,425
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	89,485
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	210,000	214,428
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	190,000	190,269
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	213,400	197,239
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	146,000	147,484
Cps Auto Receivables Trust 2024-C, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	146,397
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	68,600	58,571
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	15,758	15,900
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	135,712
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	139,650	144,838
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	140,000	136,036
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	66,472	62,909
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	297,923
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	92,814	94,172
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	130,000	130,995
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	38,496	38,225
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	128,000	128,682
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	183,599	185,570
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	315,000	317,117
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	60,000	60,719
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	126,593	126,872
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	296,250	277,653
Octane Receivables Trust, Class C, Series 2023-3A, 6.74%, 08/20/29(1)	100,000	102,913

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Oportun Funding XIV LLC, Class A, Series 2024-1A, 6.33%, 04/08/31(1)	$104,334	$104,444
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	79,295	77,215
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	129,720	131,347
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	190,000	191,842
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	190,000	192,250
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	100,000	100,698
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	265,000	268,638
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	195,000	197,619
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	98,664
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	150,350	136,295
Total Asset Backed Securities
(Cost $5,715,797)		5,666,223
RESIDENTIAL MORTGAGE BACKED SECURITIES - 33.4%
A&d Mortgage Trust 2023-Nqm3, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(2)	174,738	176,658
American Homes 4 Rent, Class B, Series 2015-SFR2, 4.30%, 10/17/52(1)	100,000	98,192
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(3)(4)	55,276	47,066
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50(1)(3)(4)	73,635	67,757
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(2)	114,059	111,546
Colt Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(2)	88,493	91,004
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	46,978	41,305
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(2)	155,471	158,303
Corevest American Finance Trust, Class A1, Series 2020-1, 1.83%, 03/15/50(1)	46,280	45,699
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65(1)(3)(4)	115,397	112,499
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(3)(4)	134,818	125,166
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(3)(4)	41,201	35,200
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	121,012
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(3)(4)	104,243	94,393
JPMorgan Trust, Class A2, Series 2015-5, 6.79%, 05/25/45(1)(3)(4)	247,480	248,060
LHOME Mortgage Trust, Class A1, Series 2022-RTL3, 8.15%, 11/25/27(1)(2)	100,000	100,698

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(3)(4)	$93,274	$91,020
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(3)(4)	24,507	23,447
Onslow Bay Financial LLC, Class A2, Series 2018-1, 6.11%, (TSFR1M + 0.76%), 06/25/57(1)(3)	27,972	27,259
Onslow Bay Financial LLC, Class A1, Series 2022-NQM1, 2.31%, 11/25/61(1)(3)(4)	113,000	99,611
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(2)	185,208	187,527
Progress Residential Trust, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	310,000	290,936
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(2)	85,919	78,261
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(3)(4)	8,554	8,299
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(3)(4)	53,150	50,394
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(2)	124,803	125,554
VCAT LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51(1)(2)	85,051	84,954
Verus Securitization Trust, Class A1, Series 2020-4, 2.50%, 05/25/65(1)(2)	144,549	138,505
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(2)	259,234	262,849
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	91,529	86,173
Total Residential Mortgage Backed Securities
(Cost $3,242,446)		3,229,347
COMMERCIAL MORTGAGE BACKED SECURITIES - 4.8%
Bx Trust, Class B, Series 2018-GW, 6.65%, (SOFR + 1.32%), 05/15/35(1)(3)	165,000	164,286
Cent Trust, Class A, Series 2023-CITY, 7.95%, (SOFR + 2.62%), 09/15/38(1)(3)	150,000	150,792
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(3)(4)	150,000	153,258
Total Commercial Mortgage Backed Securities
(Cost $462,655)		468,336
CORPORATE BOND – 2.7%
Industrials – 2.7%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	268,487	265,365
(Cost $265,805)
TOTAL INVESTMENTS - 99.5%
(Cost $9,686,703)		9,629,271
Other Assets in Excess of Liabilities - 0.5%		48,187
Net Assets - 100.0%		$9,677,458

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2024, the aggregate value of these securities was $9,629,271, or 99.5% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2024.

(3)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.

(4)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
July 31, 2024
Asset Allocation as of 07/31/2024 (based on net assets)

Asset Backed Securities	58.6%
Residential Mortgage Backed Security	33.4%
Commercial Mortgage Backed Securities	4.8%
Corporate Bond	2.7%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$5,666,223	$—	$5,666,223
Residential Mortgage Backed Securities	—	3,229,347	—	3,229,347
Commercial Mortgage Backed Securities	—	468,336	—	468,336
Corporate Bond	—	265,365	—	265,365
Total	$—	$9,629,271	$—	$9,629,271

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
ASSET BACKED SECURITIES – 33.8%
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	$150,000	$152,552
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	33,600	31,562
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	122,204
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	100,000	95,731
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	206,082
Carvana Auto Receivables Trust 2020-P1, Class C, Series 2020-P1, 1.32%, 11/09/26	25,000	23,674
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	142,098	142,747
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	53,693	49,097
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	25,205
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,532
Diamond Resorts Owner Trust, Class A, Series 2021-1A, 1.51%, 11/21/33(1)	23,545	22,239
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	205,904
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,113
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	157,141
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	160,329	164,139
Exeter Automobile Receivables Trust, Class B, Series 2023-2A, 5.61%, 09/15/27	205,000	205,451
Foursight Capital Automobile Receivables Trust, Class A3, Series 2023-1, 5.39%, 12/15/27(1)	300,000	299,371
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	308,515
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	103,401	97,859
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, Series 2024-1, 6.15%, 05/20/32(1)	18,600	18,753
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	30,000	30,173
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	28,872	28,669
Marlette Funding Trust 2024-1, Class B, Series 2024-1A, 6.07%, 07/17/34(1)	25,000	25,366
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	200,000	201,344
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	15,824	15,859
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	25,273
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	200,000	201,774
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	225,000	214,793

Security Description	Shares	Value
ASSET BACKED SECURITIES (continued)
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	$30,000	$30,444
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	30,000	30,291
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	30,000	30,355
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	18,311
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	42,188	41,845
Tricolor Auto Securitization Trust 2024-2, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	30,000	30,411
United Auto Credit Securitization Trust, Class B, Series 2023-1, 5.91%, 07/10/28(1)	80,107	80,051
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	30,000	30,412
Upstart Securitization Trust, Class A, Series 2023-1, 6.59%, 02/20/33(1)	62,746	62,787
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	19,035	19,211
Total Asset Backed Securities
(Cost $3,446,248)		3,501,240
CORPORATE BONDS – 25.0%
Communication Services – 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	30,492
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(1)	28,000	26,985
Sprint Capital Corp., 6.88%, 11/15/28	30,000	32,188
Total Communication Services		89,665
Consumer Discretionary – 2.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/28(1)	32,000	32,191
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	30,000	30,663
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	30,000	30,661
Meritage Homes Corp., 3.88%, 04/15/29(1)	25,000	23,521
Newell Brands, Inc., 6.38%, 09/15/27	31,000	31,062
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	32,000	31,926
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	31,446
Total Consumer Discretionary		211,470
Consumer Staples – 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/28(1)	30,000	30,457
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	32,000	30,646
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(1)	25,000	25,236
Post Holdings, Inc., 6.25%, 02/15/32(1)	15,000	15,209
Total Consumer Staples		101,548

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
CORPORATE BONDS (continued)
Energy – 1.6%
Civitas Resources, Inc., 8.38%, 07/01/28(1)	$30,000	$31,535
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	31,813
Energy Transfer LP, 4.20%, 04/15/27	20,000	19,670
Eqm Midstream Partners LP, 7.50%, 06/01/27(1)	30,000	30,842
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	5,000	5,108
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	30,000	29,750
Occidental Petroleum Corp., 5.20%, 08/01/29	20,000	20,135
Total Energy		168,853
Financials – 9.4%
Allstate Corp. (The), Series B, 8.52%, (3-Month SOFR + 3.20%), 08/15/53(2)	30,000	30,104
American Express Co., 6.14%, (SOFR + 0.75%), 04/23/27(2)	10,000	10,016
American Express Co., 6.32%, (SOFR + 0.93%), 07/26/28(2)	3,000	3,006
AON North America, Inc., 5.15%, 03/01/29	10,000	10,162
Bank of America Corp., 6.27%, (3-Month SOFR + 1.03%), 02/05/26(2)	50,000	50,169
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	45,000	42,250
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	30,000	29,563
Blackstone Private Credit Fund, 2.63%, 12/15/26	4,000	3,714
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	10,000	10,531
Block, Inc., 6.50%, 05/15/32(1)	10,000	10,174
Blue Owl Credit Income Corp., 5.50%, 03/21/25	10,000	9,975
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%), perpetual(2)(3)	15,000	14,862
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	20,000	16,910
Citigroup, Inc., Series T, 6.25%, (3-Month SOFR + 4.78%), perpetual(2)(3)	31,000	31,062
Citigroup, Inc., 6.84%, (3-Month SOFR + 1.51%), 07/01/26(2)	35,000	35,364
Citigroup, Inc., 6.65%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,360
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	19,000	19,322
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	30,000	30,550
F&g Annuities & Life, Inc., 6.50%, 06/04/29	15,000	15,243
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	24,269
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	10,000	10,173
Goldman Sachs Group, Inc. (The), Series ., 6.75%, (3-Month SOFR + 1.43%), 05/15/26(2)	25,000	25,156
Goldman Sachs Group, Inc. (The), Series G, 7.28%, (3-Month SOFR + 2.01%), 10/28/27(2)	35,000	35,973

Security Description	Shares	Value
CORPORATE BONDS (continued)
Financials (continued)
Hub International Ltd., 7.25%, 06/15/30(1)	$5,000	$5,160
Huntington Bancshares, Inc./Oh, 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	25,988
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(3)	25,000	24,874
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	25,000	23,602
JPMorgan Chase & Co., Series ., 6.55%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,485
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	26,147
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	15,000	14,578
Morgan Stanley, 3.59%, 07/22/28(2)(4)	60,000	57,724
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	32,030
OneMain Finance Corp., 6.63%, 01/15/28	35,000	35,498
Prudential Financial, Inc., 5.38%, (IBOR + 3.03%), 05/15/45(2)	25,000	24,743
Rga Global Funding, 5.45%, 05/24/29(1)	11,000	11,267
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(3)	10,000	10,036
State Street Corp., 5.75%, (SOFR + 1.35%), 11/04/26(2)	15,000	15,124
Synchrony Financial, 3.70%, 08/04/26	20,000	19,335
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	32,322
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(3)(4)	30,000	29,952
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	40,000	38,612
Total Financials		971,385
Health Care – 1.9%
Dentsply Sirona, Inc., 3.25%, 06/01/30	35,000	31,227
HCA, Inc., 5.20%, 06/01/28	30,000	30,320
Illumina, Inc., 5.75%, 12/13/27	25,000	25,644
Iqvia, Inc., 6.25%, 02/01/29	20,000	20,910
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	5,108
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	25,178
Solventum Corp., 5.40%, 03/01/29(1)	10,000	10,127
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	27,964
Viatris, Inc., 2.30%, 06/22/27	20,000	18,540
Total Health Care		195,018
Industrials – 3.1%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	29,026	28,688
Aviation Capital Group LLC, 5.38%, 07/15/29(1)	20,000	20,089
Boeing Co. (The), 6.26%, 05/01/27(1)	10,000	10,221
Boeing Co. (The), 6.30%, 05/01/29(1)	10,000	10,348
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	30,491
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 05/01/31(1)	15,000	15,479
Hertz Corp. (The), 4.63%, 12/01/26(1)	35,000	26,440
Hexcel Corp., 4.20%, 02/15/27	32,000	31,128

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
CORPORATE BONDS (continued)
Industrials (continued)
Hillenbrand, Inc., 6.25%, 02/15/29	$5,000	$5,068
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	30,000	26,914
Regal Rexnord Corp., 6.05%, 02/15/26	15,000	15,115
Regal Rexnord Corp., 6.05%, 04/15/28	15,000	15,340
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,614
United Airlines, Inc., 4.38%, 04/15/26(1)	32,000	31,222
Veralto Corp., 5.35%, 09/18/28(1)	25,000	25,529
Total Industrials		322,686
Information Technology – 1.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	25,000	23,715
Foundry Jv Holdco LLC, 5.90%, 01/25/30(1)	15,000	15,544
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	22,750
Oracle Corp., 3.25%, 11/15/27	25,000	23,912
Vontier Corp., 2.40%, 04/01/28	24,000	21,773
Total Information Technology		107,694
Materials – 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26(1)	28,000	23,713
Berry Global, Inc., 5.80%, 06/15/31(1)	25,000	25,475
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	32,687
Total Materials		81,875
Real Estate – 0.9%
Epr Properties, 4.95%, 04/15/28	20,000	19,585
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	35,000	34,842
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	20,000	19,823
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/28(1)	20,000	19,502
Total Real Estate		93,752
Utilities – 2.4%
American Electric Power Co., Inc., 5.70%, 08/15/25	25,000	25,099
Dominion Energy, Inc., Series A, 6.88%, (US 5 Year CMT T-Note + 2.39%), 02/01/55(2)	20,000	20,770
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	20,000	20,059
Exelon Corp., 5.15%, 03/15/28	25,000	25,318
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	32,000	32,122
FirstEnergy Transmission LLC, 2.87%, 09/15/28(1)	30,000	27,846
Pacificorp, 5.30%, 02/15/31	5,000	5,082
Puget Energy, Inc., 2.38%, 06/15/28	25,000	22,604
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	37,784
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	30,781
Total Utilities		247,465
Total Corporate Bonds
(Cost $2,533,666)		2,591,411

Security Description	Shares	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES - 19.1%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	$308,481	$303,776
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(5)	266,522	271,376
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(4)	156,476	139,024
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(4)	180,030	167,142
Gcat Trust, Class A1, Series 2021-NQM6, 1.86%, 08/25/66(1)(2)(4)	55,300	49,608
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)(5)	279,203	281,898
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(4)	256,718	250,513
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(4)	94,035	87,200
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(5)	334,180	338,363
VCAT LLC, Class A1, Series 2021-NPL2, 5.12%, 03/27/51(1)(5)	23,238	23,167
Verus Securitization Trust, Class A1, Series 2020-1, 3.42%, 01/25/60(1)(5)	19,427	18,822
Verus Securitization Trust, Class A1, Series 2020-4, 2.50%, 05/25/65(1)(5)	42,766	40,978
Total Residential Mortgage Backed Securities
(Cost $1,933,745)		1,971,867
U.S. GOVERNMENT SECURITIES – 8.5%
U.S. Treasury Note
0.25%, 05/31/25	325,000	312,868
5.00%, 10/31/25	305,000	306,406
4.63%, 06/30/26	155,000	155,914
4.63%, 11/15/26	100,000	100,932
Total U.S. Government Securities
(Cost $872,312)		876,120
COMMERCIAL MORTGAGE BACKED SECURITIES - 5.0%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 6.25%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	110,000	103,606
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	100,000	99,720
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	109,081
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(4)	200,000	204,344
Total Commercial Mortgage Backed Securities
(Cost $503,081)		516,751

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
MORTGAGE BACKED SECURITIES - 4.2%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	$179,366	$182,786
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	190,155	193,136
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	36,476	37,000
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5 .50%, 03/25/38(1)	23,763	24,214
Total Mortgage Backed Securities
(Cost $431,456)		437,136
FOREIGN BONDS – 2.8%
Consumer Discretionary – 0.1%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	5,000	5,055
Consumer Staples – 0.2%
Bat Capital Corp., 4.70%, 04/02/27 (United Kingdom)	25,000	24,914
Energy – 0.6%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	45,000	42,654
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	20,000	20,169
Total Energy		62,823
Financials – 0.3%
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	15,000	15,374
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(1)	15,000	15,148
Total Financials		30,522
Industrials – 0.2%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	25,000	24,576
Information Technology – 0.3%
Open Text Corp., 3.88%, 02/15/28 (Canada)(1)	33,000	30,837
Materials – 0.5%
INEOS Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	32,164
Smurfit Kappa Treasury, 5.20%, 01/15/30 (Ireland)(1)	20,000	20,342
Total Materials		52,506
Utilities – 0.6%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(5)	$10,000	$10,028
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(1)	20,000	20,102
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	30,000	30,760
Total Utilities		60,890
Total Foreign Bonds
(Cost $283,297)		292,123

Security Description	Shares	Value
TOTAL INVESTMENTS - 98.4%
(Cost $10,003,805)		$10,186,648
Other Assets in Excess of Liabilities - 1.6%		163,771
Net Assets - 100.0%		$10,350,419

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2024, the aggregate value of these securities was $6,756,394, or 65.3% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.

(3)Perpetual security with no stated maturity date.

(4)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(5)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2024.

Abbreviations:

CMT — Constant Maturity Treasury Index

IBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Portfolio Composition
July 31, 2024
Asset Allocation as of 07/31/2024 (based on net assets)

Asset Backed Securities	33.8%
Corporate Bonds	25.0%
Residential Mortgage Backed Security	19.1%
U.S. Government Securities	8.5%
Commercial Mortgage Backed Securities	5.0%
Mortgage Backed Securities	4.2%
Foreign Bonds	2.8%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$3,501,240	$—	$3,501,240
Corporate Bonds	—	2,591,411	—	2,591,411
Residential Mortgage Backed Securities	—	1,971,867	—	1,971,867
U.S. Government Securities	—	876,120	—	876,120
Commercial Mortgage Backed Securities	—	516,751	—	516,751
Mortgage Backed Securities	—	437,136	—	437,136
Foreign Bonds	—	292,123	—	292,123
Total	$—	$10,186,648	$—	$10,186,648

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS – 82.7%
Communication Services – 6.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$2,000	$1,949
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,381
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	25,000	25,261
DIRECTV Financing LLC, 8.88%, 02/01/30(1)	5,000	5,011
DISH DBS Corp., 5.88%, 11/15/24	30,000	28,009
DISH DBS Corp., 7.75%, 07/01/26	40,000	25,769
Gray Television, Inc., 7.00%, 05/15/27(1)	60,000	58,140
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	40,000	19,400
Millennium Escrow Corp., 6.63%, 08/01/26(1)	45,000	23,705
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	14,122
Univision Communications, Inc., 6.63%, 06/01/27(1)	25,000	24,904
Total Communication Services		230,651
Consumer Discretionary – 14.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	30,000	27,414
Carnival Corp., 7.63%, 03/01/26(1)	43,000	43,443
Carnival Corp., 7.00%, 08/15/29(1)	5,000	5,219
Churchill Downs, Inc., 6.75%, 05/01/31(1)	30,000	30,505
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	30,000	30,280
Ford Motor Co., 3.25%, 02/12/32	95,000	79,780
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	39,804
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	40,000	40,319
Newell Brands, Inc., 6.63%, 09/15/29	44,000	44,227
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	50,258
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	15,000	14,574
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	20,000	19,954
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	3,000	3,209
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	57,174
Total Consumer Discretionary		486,160
Consumer Staples – 3.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	27,000	27,744
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	2,251
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	55,000	37,451
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(1)	30,000	30,283
Post Holdings, Inc., 6.25%, 02/15/32(1)	10,000	10,139
Total Consumer Staples		107,868

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy – 16.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	$36,000	$35,784
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	46,223
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	49,000	49,008
Civitas Resources, Inc., 8.75%, 07/01/31(1)	32,000	34,452
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	34,977
DT Midstream, Inc., 4.13%, 06/15/29(1)	40,000	37,427
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	60,000	59,758
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	5,000	5,108
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	30,000	31,784
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	25,000	26,732
Hess Midstream Operations LP, 6.50%, 06/01/29(1)	10,000	10,202
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	34,435
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	15,000	14,614
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	40,000	39,907
Nabors Industries Ltd., 7.25%, 01/15/26(1)	40,000	40,753
Transocean, Inc., 8.75%, 02/15/30(1)	22,500	23,649
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,626
Viper Energy, Inc., 7.38%, 11/01/31(1)	5,000	5,251
Total Energy		534,690
Financials – 12.4%
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	15,000	15,796
Block, Inc., 6.50%, 05/15/32(1)	15,000	15,262
Blue Owl Credit Income Corp., 6.65%, 03/15/31	34,000	34,259
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	48,233
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(1)	25,000	24,408
Citigroup, Inc., Series T, 6.25%, (3-Month SOFR + 4.78%), perpetual(2)(3)	35,000	35,070
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	38,000	42,533
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	15,000	15,260
Hub International Ltd., 7.25%, 06/15/30(1)	5,000	5,160
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	60,000	58,104
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	35,000	32,770
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	23,000	21,970
NCR Atleos Corp., 9.50%, 04/01/29(1)	22,000	24,050
OneMain Finance Corp., 6.63%, 01/15/28	40,000	40,569
Total Financials		413,444

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care – 4.4%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	$30,000	$28,934
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	40,000	34,928
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	16,475
LifePoint Health, Inc., 9.88%, 08/15/30(1)	30,000	32,732
Medline Borrower LP, 5.25%, 10/01/29(1)	30,000	29,019
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	5,108
Total Health Care		147,196
Industrials – 7.4%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(1)	15,000	15,349
Chart Industries, Inc., 9.50%, 01/01/31(1)	30,000	32,609
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 05/01/31(1)	20,000	20,638
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	50,000	50,418
Hertz Corp. (The), 4.63%, 12/01/26(1)	34,000	25,684
Hillenbrand, Inc., 6.25%, 02/15/29	5,000	5,068
LBM Acquisition LLC, 6.25%, 01/15/29(1)	23,000	20,345
Regal Rexnord Corp., 6.05%, 04/15/28	30,000	30,680
Science Applications International Corp., 4.88%, 04/01/28(1)	39,000	37,724
WESCO Distribution, Inc., 6.38%, 03/15/29(1)	10,000	10,142
Total Industrials		248,657
Information Technology – 3.9%
Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	18,000	18,970
Commscope Technologies LLC, 6.00%, 06/15/25(1)	20,000	18,800
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,808
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	30,000	29,018
Viasat, Inc., 5.63%, 09/15/25(1)	55,000	54,451
Total Information Technology		131,047
Materials – 7.6%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	62,000	33,244
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	37,000	36,098
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	20,000	20,086
LSB Industries, Inc., 6.25%, 10/15/28(1)	60,000	58,418
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	30,000	30,073
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	50,000	51,389
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	22,000	23,183
Total Materials		252,491
Real Estate – 1.0%
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/29(1)	35,000	33,734

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities – 5.4%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	$20,000	$20,359
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T-Note + 2.75%), 12/15/54(2)	35,000	35,475
Dominion Energy, Inc., Series A, 6.88%, (US 5 Year CMT T-Note + 2.39%), 02/01/55(2)	35,000	36,347
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	30,115
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	18,000	16,783
NRG Energy, Inc., 7.00%, 03/15/33(1)	25,000	26,833
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	15,000	15,448
Total Utilities		181,360
Total Corporate Bonds
(Cost $2,846,373)		2,767,298
FOREIGN BONDS – 10.4%
Communication Services – 0.2%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	5,969
Consumer Discretionary – 2.2%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	5,000	5,055
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	25,000	25,885
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	45,000	43,922
Total Consumer Discretionary		74,862
Energy – 2.9%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	50,000	52,034
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	44,656
Total Energy		96,690
Financials – 0.6%
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	20,000	20,499
Health Care – 1.8%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	65,000	61,587
Industrials – 0.8%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	8,000	25,086

Materials – 1.9%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	43,000	42,424
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	21,000	20,633
Total Materials		63,057
Total Foreign Bonds
(Cost $356,201)		347,750

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS – 0.4%
Financials – 0.0%(4)
Lannett Co., Inc., 0.00%, 06/16/30(2)(5)(6)	$2,545	$581
Manufacturing – 0.4%
Arcline FM Holdings LLC, 13.85%, (3-Month SOFR + 8.51%), 06/25/29(2)	12,828	12,836
Total Term Loans
(Cost $12,674)		13,417
Common Stock – 0.0%(4)
Health Care – 0.0%(4)
Lannett Co., Inc.*(6) (Cost $462)	416	—
MONEY MARKET FUND - 4.9%
JP Morgan U.S. Government Money Market Institutional Shares, 5.16%(7) (Cost $162,135)	162,135	162,135
TOTAL INVESTMENTS - 98.4%
(Cost $3,377,845)		3,290,600
Other Assets in Excess of Liabilities - 1.6%		52,370
Net Assets - 100.0%		$3,342,970

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2024, the aggregate value of these securities was $2,546,307, or 76.2% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.

(3)Perpetual security with no stated maturity date.

(4)Amount rounds to less than 0.05%.

(5)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(6)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments

(7)The rate shown reflects the seven-day yield as of July 31, 2024.

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

Portfolio Composition
July 31, 2024
Asset Allocation as of 07/31/2024 (based on net assets)

Corporate Bonds	82.7%
Foreign Bonds	10.4%
Term Loans	0.4%
Money Market Fund	4.9%
Health Care	0%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$2,767,298	$—	$2,767,298
Foreign Bonds	—	347,750	—	347,750
Term Loans	—	12,836	581	13,417
Common Stock	—	—	—	—
Money Market Fund	162,135	—	—	162,135
Total	$162,135	$3,127,884	$581	$3,290,600

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended July 31, 2024.

Schedule of Investments — Virtus Seix Senior Loan ETF

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS – 97.2%
Aerospace – 0.2%
Brown Group Holding, LLC, 8.09%, (SOFR + 2.75%), 06/07/28(1)	$263,524	$263,844
Basic Materials – 7.1%
Arc Falcon I, Inc., 8.94%, (1-Month SOFR + 3.60%), 09/30/28(1)	498,723	498,942
Arc Falcon I, Inc., 12.44%, (1-Month SOFR + 7.10%), 09/30/29(1)	630,000	591,412
Arsenal AIC Parent LLC, 0.00%, (SOFR + 0.00%), 08/18/30(2)	843,636	848,065
Arsenal AIC Parent LLC, 9.09%, (1-Month SOFR + 3.75%), 08/18/30(1)	843,636	848,065
Chemours Co. (The), 8.84%, (1-Month SOFR + 3.50%), 08/10/28(1)	1,246,241	1,247,281
Consolidated Energy Finance SA, 9.84%, (1-Month SOFR + 4.50%), 11/07/30(1)	563,588	539,283
Domtar Corp., 10.96%, (1-Month SOFR + 0.61%), 11/30/28(1)	937,125	923,302
Hexion Holdings Corp., 0.00%, (SOFR + 0.00%), 03/15/29(2)	500,000	497,053
Hexion Holdings Corp., 9.98%, (3-Month SOFR + 4.65%), 03/15/29(1)	748,092	743,682
Hexion Holdings Corp., 12.88%, (1-Month SOFR + 7.54%), 03/15/30(1)	110,000	100,650
INEOS Enterprises Holdings US Finco LLC, 0.00%, (SOFR + 0.00%), 07/08/30(2)	149,250	149,810
INEOS Styrolution US Holding LLC, 0.00%, (SOFR + 0.00%), 02/22/27(2)	1,000,000	991,250
INEOS US Finance LLC, 8.59%, (1-Month SOFR + 3.25%), 02/18/30(1)	992,500	989,666
LSF11 A5 Holdco LLC, 8.96%, (1-Month SOFR + 3.61%), 10/15/28(1)	494,984	496,531
Manchester Acquisition Sub LLC, 11.25%, (3-Month SOFR + 5.90%), 12/01/26(1)	955,957	898,600
Mativ Holdings, Inc., 9.21%, (1-Month SOFR + 3.86%), 04/20/28(1)	880,547	881,282
Trinseo Materials Operating SCA, 8.11%, (3-Month SOFR + 2.76%), 05/03/28(1)	496,164	388,464
Tronox Finance LLC, 8.09%, (1-Month SOFR + 2.75%), 04/04/29(1)	453,941	455,911
Total Basic Materials		12,089,249
Chemicals – 0.5%
INEOS US Finance LLC, 8.59%, (1-Month SOFR + 3.25%), 02/18/30(1)	845,000	842,588
Communications – 16.4%
Altice Financing SA, 10.30%, (3-Month SOFR + 5.00%), 10/31/27(1)	643,467	557,404
Altice France SA, 10.80%, (3-Month SOFR + 5.50%), 08/15/28(1)	1,820,143	1,394,230
Cengage Learning, Inc., 9.54%, (6-Month SOFR + 4.25%), 03/24/31(1)	508,725	511,587
Ciena Corp., 7.35%, (1-Month SOFR + 2.00%), 10/24/30(1)	496,250	499,662

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Cogeco Communications USA II LP, 8.59%, (1-Month SOFR + 3.25%), 09/18/30(1)	$1,496,250	$1,431,298
Connect Finco SARL, 9.84%, (1-Month SOFR + 4.50%), 09/27/29(1)	1,538,843	1,469,118
Coral-US Co-Borrower LLC, 7.69%, (1-Month SOFR + 2.36%), 01/31/28(1)	1,000,000	982,500
Crown Subsea Communications Holding, Inc., 0.00%, (SOFR + 0.00%), 01/30/31(2)	900,000	907,200
Digital Media Solutions LLC, 13.60%, (3-Month SOFR + 8.26%), 02/25/26(1)(3)	66,809	68,061
Digital Media Solutions LLC, 13.61%, (3-Month SOFR + 8.26%), 02/25/26(1)(3)	17,481	17,809
Digital Media Solutions LLC, 16.60%, (3-Month SOFR + 11.26%), 05/25/26(1)(3)	378,983	44,836
Digital Media Solutions LLC, 16.60%, (3-Month SOFR + 11.26%), 05/25/26(1)(3)	111,276	100,376
Ensono, Inc., 9.46%, (1-Month SOFR + 4.11%), 05/19/28(1)	446,140	442,555
Ensono, Inc., 9.46%, (1-Month SOFR + 4.11%), 05/26/28(1)	52,578	52,156
Frontier Communications Holdings LLC, 8.76%, (6-Month SOFR + 3.50%), 06/20/31(1)	600,000	604,878
Go Daddy Operating Co. LLC, 7.09%, (1-Month SOFR + 1.75%), 05/21/31(1)	1,000,000	1,001,650
Houghton Mifflin Harcourt Co., 10.70%, (3-Month SOFR + 5.35%), 04/07/29(1)	1,007,437	946,738
Iridium Satellite LLC, 0.00%, (SOFR + 0.00%), 09/20/30(2)	500,000	496,607
LendingTree LLC, 9.21%, (1-Month SOFR + 3.86%), 09/15/28(1)	1,249,410	1,241,601
Lorca Co.-Borrower LLC, 0.00%, (SOFR + 0.00%), 03/25/31(2)	254,363	255,634
Lumen Technologies, Inc., 0.00%, (SOFR + 0.00%), 06/01/28(2)	380,000	323,714
Lumen Technologies, Inc., 0.00%, (SOFR + 0.00%), 04/15/29(2)	131,091	98,665
Lumen Technologies, Inc., 7.81%, (1-Month SOFR + 2.46%), 04/15/29(1)	417,125	313,945
Lumen Technologies, Inc., 0.00%, (SOFR + 0.00%), 04/15/30(2)	131,091	95,624
Lumen Technologies, Inc., 7.81%, (1-Month SOFR + 2.46%), 04/15/30(1)	417,125	304,269
Magnite, Inc., 9.84%, (1-Month SOFR + 4.50%), 02/06/31(1)	58,904	59,291
Magnite, Inc., 9.84%, (3-Month SOFR + 4.50%), 02/06/31(1)	58,904	59,291
Magnite, Inc., 9.84%, (1-Month SOFR + 4.50%), 02/06/31(1)	311,117	313,159
MH Sub I LLC, 9.59%, (1-Month SOFR + 4.25%), 05/03/28(1)	385,553	385,088
Neptune Bidco US, Inc., 10.15%, (3-Month SOFR + 4.85%), 10/11/28(1)	129,345	121,854
Neptune Bidco US, Inc., 10.40%, (3-Month SOFR + 5.10%), 04/11/29(1)	825,395	778,966
Nielsen Holdings Ltd., 0.00%, (SOFR + 0.00%), 10/11/29(2)	885,000	873,389

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Patagonia Holdco LLC, 11.07%, (3-Month SOFR + 5.75%), 08/01/29(1)	$586,867	$546,890
Radiate Holdco LLC, 8.71%, (1-Month SOFR + 3.36%), 09/25/26(1)	535,152	446,970
Sinclair Television Group, Inc., 8.01%, (3-Month SOFR + 2.76%), 09/30/26(1)	844,420	807,215
Sinclair Television Group, Inc., 8.51%, (3-Month SOFR + 3.26%), 04/01/28(1)	309,920	224,660
Summer BC Holdco B SARL, 10.59%, (3-Month SOFR + 5.26%), 02/05/29(1)	930,297	936,111
Thryv, Inc., 12.09%, (1-Month SOFR + 6.75%), 05/01/29(1)	134,550	137,073
TripAdvisor, Inc., 0.00%, (SOFR + 0.00%), 07/01/31(2)	315,000	315,261
TripAdvisor, Inc., 8.09%, (1-Month SOFR + 2.75%), 07/01/31(1)	320,000	320,266
Univision Communications, Inc., 8.96%, (1-Month SOFR + 3.61%), 01/23/29(1)	590,000	577,619
Venga Finance Sarl, 9.82%, (1-Month SOFR + 4.51%), 06/28/29(1)	1,481,955	1,487,883
Virgin Media Bristol LLC, 8.66%, (6-Month SOFR + 3.35%), 03/31/31(1)	900,000	861,457
Voyage Digital NZ Ltd., 0.00%, (SOFR + 0.00%), 05/11/29(2)	498,661	501,154
Zacapa SARL, 9.33%, (3-Month SOFR + 4.00%), 03/22/29(1)	1,566,390	1,567,721
Zegona Finance LLC, 0.00%, (SOFR + 0.00%), 01/01/40(2)	1,090,000	1,085,912
Ziggo Financing Partnership, 0.00%, (SOFR + 0.00%), 04/30/28(2)	1,100,000	1,083,610
Ziggo Financing Partnership, 7.94%, (1-Month SOFR + 2.61%), 04/30/28(1)	365,000	359,561
Total Communications		28,012,518
Consumer Durables – 0.6%
Varsity Brands LLC, 0.00%, (SOFR + 0.00%), 07/29/31(2)	1,000,000	995,420
Consumer, Cyclical – 10.4%
AAdvantage Loyalty IP Ltd., 10.29%, (3-Month SOFR + 5.01%), 04/20/28(1)	1,476,042	1,528,899
ABG Intermediate Holdings 2 LLC, 0.00%, (SOFR + 0.00%), 12/12/28(2)	750,000	753,986
ABG Intermediate Holdings 2 LLC, 8.09%, (1-Month SOFR + 2.75%), 12/21/28(1)	761,440	765,342
Allen Media LLC, 10.98%, (3-Month SOFR + 5.65%), 02/10/27(1)	365,809	246,007
Allwyn Entertainment Financing US LLC, 0.00%, (SOFR + 0.00%), 05/30/31(2)	525,000	524,617
CWGS Group LLC, 0.00%, (SOFR + 0.00%), 06/03/28(2)	498,711	479,526
Fitness International LLC, 10.51%, (3-Month SOFR + 5.25%), 02/12/29(1)	328,350	329,171
Fitness International LLC, 10.60%, (1-Month SOFR + 5.25%), 02/12/29(1)	825	827
Flutter Financing BV, 7.58%, (3-Month SOFR + 2.25%), 11/25/30(1)	447,750	448,963

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
Foundation Building Materials, Inc., 0.00%, (SOFR + 0.00%), 01/29/31(2)	$1,000,000	$992,750
Foundation Building Materials, Inc., 9.25%, (3-Month SOFR + 4.00%), 01/29/31(1)	348,250	345,725
GBT US III LLC, 0.00%, (SOFR + 0.00%), 07/28/31(2)	1,260,000	1,262,363
Golden Entertainment, Inc., 0.00%, (SOFR + 0.00%), 05/28/30(2)	696,956	698,266
Golden Entertainment, Inc., 7.60%, (1-Month SOFR + 2.25%), 05/28/30(1)	693,000	694,303
LC Ahab US Bidco LLC, 8.84%, (1-Month SOFR + 3.50%), 05/01/31(1)	240,000	241,399
Light & Wonder International, Inc., 7.58%, (1-Month SOFR + 2.25%), 04/14/29(1)	900,000	907,312
Ontario Gaming GTA LP, 9.58%, (3-Month SOFR + 4.25%), 08/01/30(1)	348,250	350,183
Oravel Stays Singapore Pte Ltd., 13.86%, (3-Month SOFR + 8.51%), 06/23/26(1)	1,612,151	1,623,235
Peer Holding III BV, 0.00%, (SOFR + 0.00%), 06/20/31(2)	685,000	688,853
Playa Resorts Holding BV, 8.10%, (1-Month SOFR + 2.75%), 01/05/29(1)	1,477,500	1,479,716
Recess Holdings, Inc., 9.75%, (3-Month SOFR + 4.50%), 02/21/30(1)	749,375	755,183
Sabre GLBL, Inc., 10.44%, (1-Month SOFR + 5.10%), 06/30/28(1)	930,783	874,271
Station Casinos LLC, 7.59%, (1-Month SOFR + 2.25%), 03/14/31(1)	997,500	1,000,308
WH Borrower LLC, 0.00%, (SOFR + 0.00%), 02/15/27(2)	400,000	400,750
WH Borrower LLC, 10.79%, (3-Month SOFR + 5.50%), 02/15/27(1)	344,122	344,767
Total Consumer, Cyclical		17,736,722
Consumer, Non-cyclical – 12.8%
AHP Health Partners, Inc., 8.71%, (1-Month SOFR + 3.36%), 08/24/28(1)	863,889	868,424
Amneal Pharmaceuticals LLC, 0.00%, (SOFR + 0.00%), 05/04/28(2)	200,000	202,166
Amneal Pharmaceuticals LLC, 10.84%, (1-Month SOFR + 5.50%), 05/04/28(1)	1,500,000	1,516,245
APi Group DE, Inc., 7.35%, (1-Month SOFR + 2.00%), 01/03/29(1)	250,000	251,004
APX Group, Inc., 0.00%, (SOFR + 0.00%), 07/09/28(2)	260,000	260,792
APX Group, Inc., 8.30%, (3-Month SOFR + 3.01%), 07/10/28(1)	457,466	458,859
APX Group, Inc., 10.25%, (1-Month SOFR + 1.75%), 07/10/28(1)	1,354	1,358
ASP Dream Acquisition Co. LLC, 9.69%, (1-Month SOFR + 4.35%), 12/15/28(1)	134,313	134,817
Aspire Bakeries Holdings LLC, 9.60%, (1-Month SOFR + 4.25%), 12/23/30(1)	239,400	240,099
Catalent Pharma Solutions, Inc., 8.35%, (1-Month SOFR + 3.00%), 02/22/28(1)	498,750	501,867
Cimpress USA, Inc., 8.34%, (1-Month SOFR + 3.00%), 05/17/28(1)	279,300	281,395

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
DaVita, Inc., 7.34%, (1-Month SOFR + 2.00%), 05/09/31(1)	$1,410,000	$1,410,162
Fugue Finance LLC, 9.35%, (3-Month SOFR + 4.00%), 01/31/28(1)	740,634	746,882
Indivior Finance Sarl, 10.71%, (1-Month SOFR + 5.36%), 06/30/26(1)	1,622,069	1,618,014
Mister Car Wash Holdings, Inc., 8.34%, (1-Month SOFR + 3.00%), 03/21/31(1)	340,000	341,365
MPH Acquisition Holdings LLC, 9.86%, (3-Month SOFR + 4.51%), 09/01/28(1)	225,670	191,076
National Mentor Holdings, Inc., 9.18%, (3-Month SOFR + 3.85%), 03/02/28(1)	75,197	71,043
National Mentor Holdings, Inc., 9.19%, (1-Month SOFR + 3.85%), 03/02/28(1)	184,517	174,323
Neon Maple US Debt Mergersub, Inc., 0.00%, (SOFR + 0.00%), 07/19/31(2)	1,185,000	1,182,778
Organon & Co., 7.83%, (1-Month SOFR + 2.50%), 05/14/31(1)	631,927	635,482
PetIQ Holdings LLC, 9.71%, (1-Month SOFR + 4.36%), 04/13/28(1)	1,293,333	1,293,333
Primary Products Finance LLC, 8.97%, (3-Month SOFR + 3.65%), 04/01/29(1)	96,953	97,291
Primary Products Finance LLC, 8.97%, (3-Month SOFR + 3.65%), 04/02/29(1)	531,449	533,301
Priority Holdings LLC, 0.00%, (SOFR + 0.00%), 05/16/31(2)	350,000	350,147
Priority Holdings LLC, 10.09%, (1-Month SOFR + 4.75%), 05/16/31(1)	635,000	635,267
Soliant Lower Intermediate LLC, 0.00%, (SOFR + 0.00%), 06/20/31(2)	500,000	501,565
Soliant Lower Intermediate LLC, 9.09%, (1-Month SOFR + 3.75%), 06/20/31(1)	500,000	501,565
Star Parent, Inc., 9.08%, (3-Month SOFR + 3.75%), 09/27/30(1)	1,246,875	1,250,416
Team Public Choices LLC, 0.00%, (SOFR + 0.00%), 12/20/27(2)	485,000	476,513
Trans Union LLC, 7.10%, (1-Month SOFR + 1.75%), 06/05/31(1)	750,000	750,821
Triton Water Holdings, Inc., 8.85%, (SOFR + 3.51%), 03/31/28(1)	1,497,430	1,503,689
Triton Water Holdings, Inc., 9.33%, (3-Month SOFR + 4.00%), 03/31/28(1)	473,049	476,183
Vestis Corp., 7.58%, (3-Month SOFR + 2.25%), 02/22/31(1)	1,211,963	1,209,187
Vizient, Inc., 0.00%, (SOFR + 0.00%), 07/18/31(2)	500,000	502,500
VM Consolidated, Inc., 8.09%, (1-Month SOFR + 2.75%), 03/24/28(1)	720,360	724,527
Total Consumer, Non-cyclical		21,894,456
Diversified – 1.2%
Belfor Holdings, Inc., 9.09%, (1-Month SOFR + 3.75%), 11/01/30(1)	936,771	942,626
Clue Opco LLC, 9.75%, (3-Month SOFR + 4.50%), 12/19/30(1)	443,822	409,681
First Eagle Holdings, Inc., 8.33%, (3-Month SOFR + 3.00%), 03/05/29(1)	748,125	743,131
Total Diversified		2,095,438

Security Description	Principal	Value
TERM LOANS (continued)
Energy – 6.5%
AL NGPL Holdings LLC, 8.56%, (3-Month SOFR + 3.25%), 04/13/28(1)	$687,650	$691,088
Brazos Delaware II LLC, 8.85%, (1-Month SOFR + 3.50%), 02/11/30(1)	471,111	474,602
GIP III Stetson I LP, 8.84%, (1-Month SOFR + 3.50%), 10/31/28(1)	958,614	967,242
Goodnight Water Solutions Holdings LLC, 10.59%, (3-Month SOFR + 5.25%), 06/04/29(1)	1,005,000	1,003,327
New Fortress Energy, Inc., 10.25%, (3-Month SOFR + 5.00%), 10/30/28(1)	1,990,000	1,965,752
NGL Energy Operating LLC, 0.00%, (SOFR + 0.00%), 02/02/31(2)	115,000	115,060
NGL Energy Operating LLC, 9.84%, (1-Month SOFR + 4.50%), 02/03/31(1)	399,000	399,207
NGP XI Midstream Holdings LLC, 9.28%, (2-Month SOFR + 4.00%), 07/25/31(1)	350,000	349,562
Oxbow Carbon LLC, 8.84%, (1-Month SOFR + 3.50%), 05/10/30(1)	625,627	627,973
Oxbow Carbon LLC, 8.84%, (3-Month SOFR + 4.10%), 05/10/30(1)	613,114	615,413
Par Petroleum LLC, 9.06%, (3-Month SOFR + 3.75%), 02/28/30(1)	938,125	945,161
Prairie ECI Acquiror LP, 0.00%, (SOFR + 0.00%), 08/01/29(2)	215,000	215,444
Prairie ECI Acquiror LP, 10.09%, (1-Month SOFR + 4.75%), 08/01/29(1)	324,188	324,857
UGI Energy Services LLC, 7.84%, (1-Month SOFR + 2.50%), 02/22/30(1)	498,734	500,699
WaterBridge Midstream Operating LLC, 10.09%, (3-Month SOFR + 4.75%), 06/21/29(1)	1,500,000	1,496,250
WaterBridge NDB Operating LLC, 9.83%, (3-Month SOFR + 4.50%), 05/10/29(1)	385,000	386,684
Total Energy		11,078,321
Financials – 12.4%
Acrisure LLC, 8.59%, (3-Month SOFR + 3.25%), 11/06/30(1)	130,000	130,034
Acrisure LLC, 8.59%, (3-Month SOFR + 3.25%), 11/06/30(1)	1,323,750	1,324,101
Altisource Sarl, 14.18%, (3-Month SOFR + 8.85%), 04/02/25(1)	462,676	267,427
Aragorn Parent Corp., 9.60%, (1-Month SOFR + 4.25%), 12/15/28(1)	159,200	160,427
Aretec Group, Inc., 0.00%, (SOFR + 0.00%), 08/09/30(2)	100,000	98,510
Aretec Group, Inc., 9.34%, (1-Month SOFR + 4.00%), 08/09/30(1)	1,057,337	1,041,588
Asurion LLC, 9.69%, (1-Month SOFR + 4.35%), 08/21/28(1)	989,975	987,411
Asurion LLC, 10.71%, (1-Month SOFR + 5.36%), 01/20/29(1)	750,000	694,785
Baldwin Insurance Group Holdings LLC (The), 8.59%, (1-Month SOFR + 3.25%), 05/26/31(1)	190,000	190,712

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
Blackhawk Network Holdings, Inc., 10.34%, (1-Month SOFR + 5.00%), 03/12/29(1)	$820,000	$825,227
Citadel Securities LP, 7.59%, (1-Month SOFR + 2.25%), 07/29/30(1)	1,104,450	1,109,287
CTC Holdings LP, 10.48%, (3-Month SOFR + 5.15%), 02/20/29(1)(3)	993,017	990,535
DRW Holdings LLC, 8.59%, (6-Month SOFR + 3.50%), 06/17/31(1)	1,300,000	1,301,827
EIG Management Co. LLC, 10.33%, (1-Month SOFR + 5.00%), 05/17/29(1)	430,000	426,775
FinCo I LLC, 8.26%, (3-Month SOFR + 3.00%), 06/27/29(1)	594,000	598,167
Forest City Enterprises LP, 8.96%, (1-Month SOFR + 3.61%), 12/08/25(1)	1,530,000	1,442,209
Franklin Square Holdings LP, 7.59%, (1-Month SOFR + 2.25%), 04/18/31(1)	520,000	520,650
Guardian US Holdco LLC, 8.83%, (3-Month SOFR + 3.50%), 01/31/30(1)	742,144	737,042
Hightower Holding LLC, 9.54%, (3-Month SOFR + 4.26%), 04/21/28(1)	1,280,889	1,283,931
Iron Mountain, Inc., 7.34%, (1-Month SOFR + 2.00%), 01/31/31(1)	500,000	499,220
Mermaid Bidco, Inc., 8.58%, (3-Month SOFR + 3.25%), 07/03/31(1)	520,000	523,575
Nexus Buyer LLC, 0.00%, (SOFR + 0.00%), 07/17/31(2)	1,457,600	1,443,024
Nuvei Technologies Corp., 8.34%, (1-Month SOFR + 3.00%), 12/19/30(1)	45,419	45,628
Nuvei Technologies Corp., 8.44%, (1-Month SOFR + 3.10%), 12/19/30(1)	437,156	439,165
OEG Borrower LLC, 8.83%, (3-Month SOFR + 3.50%), 06/25/31(1)	1,500,000	1,501,882
Osaic Holdings, Inc., 0.00%, (SOFR + 0.00%), 08/17/28(2)	210,000	207,178
Osaic Holdings, Inc., 9.34%, (1-Month SOFR + 4.00%), 08/17/28(1)	345,000	340,363
Russell Investments US Institutional Holdco, Inc., 10.25%, (3-Month SOFR + 5.00%), 05/30/27(1)	1,044,640	930,252
SK Neptune Husky Finance Sarl, 10.43%, (3-Month SOFR + 5.25%), 01/03/29(1)	862,908	14,833
Superannuation & Investments US LLC, 9.21%, (1-Month SOFR + 3.86%), 12/01/28(1)	477,551	478,387
VFH Parent LLC, 8.09%, (1-Month SOFR + 2.75%), 06/13/31(1)	641,769	643,171
Total Financials		21,197,323
Health Care – 0.2%
Insulet, 0.00%, (SOFR + 0.00%), 08/31/31(2)	375,000	374,063
Housing – 0.6%
LBM Acquisition LLC, 0.00%, (SOFR + 0.00%), 05/30/31(2)	1,000,000	966,500

Security Description	Principal	Value
TERM LOANS (continued)
Industrials – 12.2%
Altium Packaging LLC, 7.84%, (1-Month SOFR + 2.50%), 06/11/31(1)	$225,000	$225,000
ASP LS Acquisition Corp., 13.10%, (3-Month SOFR + 7.76%), 05/07/29(1)	800,000	551,432
Barnes Group, Inc., 7.84%, (1-Month SOFR + 2.50%), 09/03/30(1)	1,288,647	1,296,701
Brown Group Holding, LLC, 0.00%, (SOFR + 0.00%), 07/01/31(2)	236,476	236,659
Celestica, Inc., 7.10%, (1-Month SOFR + 1.75%), 06/20/31(1)	335,000	335,209
Chart Industries, Inc., 7.82%, (3-Month SOFR + 2.50%), 03/15/30(1)	902,977	908,061
Cobham Ultra SeniorCo Sarl, 0.00%, (SOFR + 0.00%), 11/17/28(2)	275,000	268,469
Cobham Ultra SeniorCo Sarl, 9.26%, (6-Month SOFR + 4.18%), 08/06/29(1)	1,195,036	1,166,654
CPM Holdings, Inc., 9.84%, (1-Month SOFR + 4.50%), 09/28/28(1)	243,775	240,474
Creation Technologies, Inc., 11.08%, (3-Month SOFR + 5.76%), 10/05/28(1)	1,344,001	1,256,641
Dynasty Acquisition Co., Inc., 8.84%, (1-Month SOFR + 3.50%), 08/24/28(1)	1,076,997	1,083,282
Emrld Borrower LP, 0.00%, (SOFR + 0.00%), 06/18/31(2)	205,000	205,299
Foley Products Co. LLC, 10.23%, (3-Month SOFR + 4.90%), 12/29/28(1)	507,573	510,747
Genesee & Wyoming, Inc., 7.33%, (3-Month SOFR + 2.00%), 04/10/31(1)	325,000	325,434
GFL Environmental, Inc., 7.32%, (3-Month SOFR + 2.00%), 07/03/31(1)	335,000	336,491
Klockner Pentaplast of America, Inc., 10.27%, (6-Month SOFR + 4.98%), 02/04/26(1)	124,488	117,424
LSF11 Trinity Bidco, Inc., 8.85%, (1-Month SOFR + 3.50%), 06/14/30(1)	975,840	981,636
Novaria Holdings LLC, 9.69%, (1-Month SOFR + 4.35%), 06/04/31(1)	500,000	503,750
Oscar Acquisitionco LLC, 9.58%, (3-Month SOFR + 4.25%), 04/29/29(1)	1,922,822	1,912,006
Pelican Products, Inc., 9.85%, (3-Month SOFR + 4.51%), 12/29/28(1)	935,957	867,431
Pregis TopCo LLC, 9.34%, (1-Month SOFR + 4.00%), 07/24/26(1)	497,396	500,442
Quikrete Holdings, Inc., 7.84%, (1-Month SOFR + 2.50%), 04/14/31(1)	751,134	754,379
Rand Parent LLC, 9.07%, (3-Month SOFR + 3.75%), 03/18/30(1)	1,580,496	1,579,295
Smyrna Ready Mix Concrete LLC, 8.85%, (1-Month SOFR + 3.50%), 04/02/29(1)	965,190	972,429
Standard Aero Ltd., 8.84%, (1-Month SOFR + 3.50%), 08/24/28(1)	415,263	417,686
TransDigm, Inc., 0.00%, (SOFR + 0.00%), 03/22/30(2)	344,138	345,598
TransDigm, Inc., 8.08%, (3-Month SOFR + 2.75%), 03/22/30(1)	289,275	290,503

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
TRC Cos LLC, 9.21%, (1-Month SOFR + 3.86%), 11/18/28(1)	$423,916	$425,241
Trident TPI Holdings, Inc., 9.33%, (3-Month SOFR + 4.00%), 09/15/28(1)	496,250	499,597
Trulite Glass & Aluminum Solutions LLC, 11.34%, (1-Month SOFR + 6.00%), 03/01/30(1)	1,033,500	1,007,663
TTM Technologies, Inc., 8.09%, (1-Month SOFR + 2.75%), 05/23/30(1)	594,000	595,485
Total Industrials		20,717,118
Information Technology – 1.0%
Amentum Holdings (Amazon Holdco Inc), 0.00%, (SOFR + 0.00%), 07/30/31(2)	1,065,000	1,068,994
Boxer Parent Co., Inc., 9.34%, (1-Month SOFR + 4.00%), 07/03/31(1)	630,000	627,902
Total Information Technology		1,696,896
Technology – 12.4%
Adeia, Inc., 8.35%, (1-Month SOFR + 3.00%), 06/08/28(1)	970,881	975,435
Ahead DB Holdings LLC, 9.08%, (3-Month SOFR + 3.75%), 02/03/31(1)	1,496,250	1,501,996
Allegro MicroSystems, Inc., 0.00%, (SOFR + 0.00%), 10/31/30(2)	325,000	325,000
Amentum Government Services Holdings LLC, 9.35%, (1-Month SOFR + 4.00%), 02/15/29(1)	490,000	492,109
AppLovin Corp., 7.84%, (1-Month SOFR + 2.50%), 08/16/30(1)	1,091,764	1,095,601
Capstone Borrower, Inc., 8.58%, (3-Month SOFR + 3.25%), 06/17/30(1)	526,239	528,213
Cloud Software Group, Inc., 0.00%, (SOFR + 0.00%), 03/30/29(2)	690,000	690,549
Cloud Software Group, Inc., 9.33%, (2-Month SOFR + 4.00%), 03/30/29(1)	1,288	1,288
Cloud Software Group, Inc., 9.33%, (3-Month SOFR + 4.00%), 03/30/29(1)	513,713	514,121
Cloud Software Group, Inc., 9.83%, (3-Month SOFR + 4.50%), 03/19/31(1)	1,000,000	1,005,255
Cloudera, Inc., 9.19%, (1-Month SOFR + 3.85%), 10/08/28(1)	1,000,000	973,750
Constant Contact, Inc., 9.57%, (3-Month SOFR + 4.26%), 02/10/28(1)	748,209	730,544
Cornerstone OnDemand, Inc., 9.21%, (1-Month SOFR + 3.86%), 10/16/28(1)	500,000	470,210
Dayforce, Inc., 7.84%, (1-Month SOFR + 2.50%), 03/03/31(1)	880,000	882,750
Dye & Durham Corp., 9.68%, (3-Month SOFR + 4.35%), 04/04/31(1)	360,000	362,927
Foundever Worldwide Corp., 9.21%, (1-Month SOFR + 3.86%), 07/27/28(1)	497,442	349,555
Imagine Learning LLC, 8.84%, (1-Month SOFR + 3.50%), 12/21/29(1)	204,488	205,047

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Leia Finco US LLC, 0.00%, (SOFR + 0.00%), 07/02/31(2)	$1,485,000	$1,491,616
Maximus, Inc., 7.34%, (1-Month SOFR + 2.00%), 05/21/31(1)	400,000	401,252
MaxLinear, Inc., 0.00%, (SOFR + 0.00%), 06/16/28(2)	1,201,483	1,190,970
MKS Instruments, Inc., 7.60%, (1-Month SOFR + 2.25%), 08/17/29(1)	877,895	882,561
Modena Buyer LLC, 0.00%, (SOFR + 0.00%), 04/18/31(2)	320,000	308,840
Modena Buyer LLC, 9.83%, (3-Month SOFR + 4.50%), 07/01/31(1)	295,000	284,712
Peraton Corp., 9.19%, (1-Month SOFR + 3.85%), 02/01/28(1)	1,007,444	1,009,191
Peraton Corp., 13.18%, (1-Month SOFR + 7.85%), 02/01/29(1)	197,674	198,915
Perforce Software, Inc., 9.19%, (1-Month SOFR + 3.85%), 06/01/26(1)	339,112	338,541
Perforce Software, Inc., 10.09%, (1-Month SOFR + 4.75%), 03/21/31(1)	500,000	500,702
Red Planet Borrower LLC, 8.94%, (1-Month SOFR + 3.60%), 10/02/28(1)	897,692	861,466
Skopima Consilio Parent LLC, 9.46%, (1-Month SOFR + 4.11%), 04/30/28(1)	359,077	359,975
SS&C Technologies, Inc., 7.34%, (1-Month SOFR + 2.00%), 05/09/31(1)	235,832	236,972
Ultra Clean Holdings, Inc., 8.84%, (1-Month SOFR + 3.50%), 02/27/28(1)	985,615	992,805
UST Global, Inc., 8.95%, (1-Month SOFR + 3.61%), 11/20/28(1)	978,358	982,644
Total Technology		21,145,512
Utilities – 2.7%
Carroll County Energy LLC, 9.33%, (3-Month SOFR + 4.00%), 06/20/31(1)	1,000,000	1,007,815
Eastern Power LLC, 10.59%, (1-Month SOFR + 5.25%), 10/02/25(1)	749,910	751,474
Edgewater Generation LLC, 0.00%, (SOFR + 0.00%), 07/25/30(2)	500,000	506,563
Hamilton Projects Acquiror LLC, 9.09%, (1-Month SOFR + 3.75%), 05/22/31(1)	250,000	252,812
Helix Gen Funding LLC, 10.08%, (3-Month SOFR + 4.75%), 12/31/27(1)	216,105	217,095
Invenergy Thermal Operating I LLC, 9.70%, (1-Month SOFR + 4.36%), 08/03/29(1)	663,749	672,046
NRG Energy, Inc., 7.26%, (3-Month SOFR + 2.00%), 03/27/31(1)	597,000	599,985
NRG Energy, Inc., 7.35%, (1-Month SOFR + 2.00%), 04/16/31(1)	1,500	1,507
Talen Energy Supply LLC, 8.83%, (3-Month SOFR + 3.50%), 05/17/30(1)	497,238	503,685
Total Utilities		4,512,982
Total Term Loans
(Cost $166,861,673)		165,618,950

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS – 2.3%
Basic Materials – 0.3%
Commercial Metals Co., 4.38%, 03/15/32	500,000	459,210
Communications – 0.3%
Cable One, Inc., 7.73%, 03/15/26(4)	$400,000	$358,000
Gray Television, Inc., 4.75%, 10/15/30(5)	300,000	201,714
Total Communications		559,714
Consumer, Cyclical – 0.5%
Foot Locker, Inc., 4.00%, 10/01/29(5)	1,000,000	856,731
Consumer, Non-cyclical – 0.5%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(5)	1,000,000	763,974
Financials – 0.4%
SBA Communications Corp., 3.13%, 02/01/29	750,000	679,487
Materials – 0.3%
Graham Packaging Co., Inc., 7.13%, 08/15/28(5)	600,000	585,375
Total Corporate Bonds
3 (Cost $4,062,998)		3,904,491
ASSET BACKED SECURITY - 0.6%
Mountain View CLO XVI Ltd., Class ER, Series 2024-1A (Cayman Islands), 12.63%, (3-Month SOFR + 7.33%), 04/15/34(5)
(Cost $987,500)	1,000,000	1,007,056
WARRANT - 0.0%(6)
Financials - 0.0%(6)
Altisource Sarl, expiring 02/14/28
(Cost $–)	3,266	4,311
TOTAL INVESTMENTS - 100.1%
(Cost $171,912,171)		170,534,808
Liabilities in Excess of Other Assets - (0.1)%		(90,101)
Net Assets - 100.0%		$170,444,707

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.

(2)The loan will settle after July 31, 2024. The interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined at the time of settlement.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(5)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2024, the aggregate value of these securities was $3,414,850, or 2.0% of net assets.

(6)Amount rounds to less than 0.05%.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
July 31, 2024
Asset Allocation as of 07/31/2024 (based on net assets)

Term Loans	97.2%
Corporate Bonds	2.3%
Asset Backed Security	0.6%
Warrant	0.0%*
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

*Amount rounds to less than 0.05%

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$164,442,169	$1,176,781	$165,618,950
Corporate Bonds	—	3,904,491	—	3,904,491
Mortgage Backed Security	—	1,007,056	—	1,007,056
Warrant	—	4,311	—	4,311
Total	$—	$169,358,027	$1,176,781	$170,534,808

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Balance as of July 31, 2023	$ —
Realized gain (loss)	79
Change in unrealized appreciation (depreciation)	(802)
Purchases	1,184,949
Sales	(7,445)
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2024	1,176,781
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2024:	$(802)

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
FOREIGN BONDS – 98.5%
Angola – 1.5%
Angolan Government International Bond, 9.50%, 11/12/25(1)	$57,000	$58,140
Angolan Government International Bond, 8.75%, 04/14/32(1)	90,000	80,505
Total Angola		138,645
Argentina – 4.5%
Argentine Republic Government International Bond, 1.00%, 07/09/29	215,000	125,237
Provincia de Buenos Aire Reg S, 6.38%, 09/01/37(2)(7)	166,889	73,014
Telecom Argentina SA, 9.50%, 07/18/31(1)	47,000	46,695
YPF SA, 6.95%, 07/21/27	68,000	62,795
YPF SA, 9.50%, 01/17/31(1)	115,000	118,306
Total Argentina		426,047
Armenia – 0.5%
Republic of Armenia International Bond, 3.60%, 02/02/31(1)	56,000	46,218
Brazil – 14.7%
3r Lux Sarl, 9.75%, 02/05/31(1)	107,000	113,623
Braskem Netherlands Finance BV, 4.50%, 01/10/28(1)	72,000	66,902
Brazilian Government International Bond, 3.75%, 09/12/31	54,000	47,151
Brazilian Government International Bond, 6.00%, 10/20/33	94,000	92,758
Brazilian Government International Bond, 7.13%, 05/13/54	146,000	144,723
FS Luxembourg Sarl, 8.88%, 02/12/31(1)	93,000	91,279
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	78,000	71,429
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	82,350	76,482
Minerva Luxembourg SA, 4.38%, 03/18/31	202,000	170,215
Movida Europe SA, 7.85%, 04/11/29(1)	97,000	90,986
MV24 Capital BV, 6.75%, 06/01/34(1)	97,749	92,673
Ohi Group SA, 13.00%, 07/22/29(1)	47,000	47,397
Samarco Mineracao SA, 9.00%, 06/30/31(1)(3)	138,732	128,617
Trident Energy Finance PLC, 12.50%, 11/30/29(1)	47,000	48,945
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	93,000	94,552
Total Brazil		1,377,732
China – 1.4%
Prosus NV, 3.06%, 07/13/31	158,000	131,535
Colombia – 7.6%
AI Candelaria Spain SA, 5.75%, 06/15/33	108,000	88,425
Banco Davivienda SA, 6.65%, (US 10 Year CMT T- Note + 5.10%), perpetual(4)(5)	104,000	80,346
Bancolombia SA, 4.63%, (US 5 Year CMT T- Note + 2.94%), 12/18/29(4)	96,000	95,310
Colombia Government International Bond, 3.00%, 01/30/30	62,000	51,832

Security Description	Principal	Value
FOREIGN BONDS (continued)
Colombia (continued)
Colombia Government International Bond, 3.13%, 04/15/31	$66,000	$53,196
Colombia Government International Bond, 8.00%, 11/14/35	134,000	140,046
Colombia Government International Bond, 6.13%, 01/18/41	30,000	25,643
Colombia Government International Bond, 3.88%, 02/15/61	30,000	16,988
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	48,000	45,768
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	133,000	120,658
Total Colombia		718,212
Costa Rica – 0.8%
Costa Rica Government International Bond, 6.13%, 02/19/31	65,000	66,105
Costa Rica Government International Bond, 7.16%, 03/12/45	7,000	7,403
Total Costa Rica		73,508
Dominican Republic – 2.7%
Dominican Republic International Bond, 4.50%, 01/30/30	121,000	112,794
Dominican Republic International Bond, 4.88%, 09/23/32	106,000	97,355
Dominican Republic International Bond, 5.88%, 01/30/60	53,000	46,243
Total Dominican Republic		256,392
Ecuador – 2.1%
Ecuador Government International Bond, 6.90%, 07/31/30(2)	292,000	198,852
Egypt – 2.9%
Egypt Government International Bond, 3.88%, 02/16/26(1)	118,000	111,162
Egypt Government International Bond, 7.63%, 05/29/32(1)	76,000	63,982
Egypt Government International Bond, 7.50%, 02/16/61(1)	135,000	92,011
Total Egypt		267,155
El Salvador – 0.9%
El Salvador Government International Bond, 6.38%, 01/18/27	90,000	82,491
Ethiopia – 0.6%
Ethiopia International Bond, 6.63%, 12/11/24(1)(6)	69,000	54,855
Gabon – 1.2%
Gabon Government International Bond, 6.95%, 06/16/25(1)	60,000	54,281
Gabon Government International Bond, 6.63%, 02/06/31(1)	40,000	29,538
Gabon Government International Bond, 7.00%, 11/24/31(1)	36,000	26,550
Total Gabon		110,369

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
FOREIGN BONDS (continued)
Georgia – 0.6%
Georgian Railway JSC, 4.00%, 06/17/28(1)	$63,000	$55,834
Ghana – 4.3%
Ghana Government International Bond, 8.95%, 03/26/51(1)(6)	164,000	84,870
Kosmos Energy Ltd., 7.13%, 04/04/26	116,000	115,239
Kosmos Energy Ltd., 7.75%, 05/01/27	50,000	49,203
Tullow Oil PLC, 7.00%, 03/01/25(1)	156,000	151,710
Total Ghana		401,022
Guatemala – 2.5%
Guatemala Government Bond, 3.70%, 10/07/33(1)	57,000	47,453
Guatemala Government Bond, 6.60%, 06/13/36(1)	45,000	45,830
Guatemala Government Bond, 6.55%, 02/06/37(1)	28,000	28,116
Guatemala Government Bond, 6.13%, 06/01/50	31,000	28,578
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	87,000	83,792
Total Guatemala		233,769
Honduras – 0.2%
Honduras Government International Bond, 6.25%, 01/19/27	19,000	18,323
Hong Kong – 1.9%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	199,000	179,473
India – 4.0%
Adani Ports and Special Economic Zone, 3.83%, 02/02/32	55,000	46,122
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	60,375	50,149
Jsw Hydro Energy Ltd., 4.13%, 05/18/31	114,000	102,742
Network I2i Ltd., 5.65%, (US 5 Year CMT T- Note + 4.28%), perpetual(1)(4)(5)	116,000	115,565
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	35,000	32,156
Vedanta Resources Finance II PLC, 13.88%, 12/09/28(1)	27,720	27,685
Total India		374,419
Indonesia – 1.6%
LLPL Capital Pte Ltd., 6.88%, 02/04/39	46,452	47,279
Minejesa Capital BV, 5.63%, 08/10/37(1)	109,000	101,336
Total Indonesia		148,615
Iraq – 2.5%
Iraq International Bond, 5.80%, 01/15/28	251,563	238,790
Israel – 0.8%
Energian Israel Finance Ltd., 4.88%, 03/30/26(1)	30,000	28,519
Leviathan Bond Ltd., 6.75%, 06/30/30(1)	52,000	46,540
Total Israel		75,059
Ivory Coast – 1.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32(2)	50,694	47,571

Security Description	Principal	Value
FOREIGN BONDS (continued)
Ivory Coast (continued)
Ivory Coast Government International Bond, 8.25%, 01/30/37(1)	$52,000	$50,403
Total Ivory Coast		97,974
Jordan – 0.9%
Jordan Government International Bond, 7.50%, 01/13/29(1)	35,000	34,860
Jordan Government International Bond, 5.85%, 07/07/30(1)	20,000	18,400
Jordan Government International Bond, 7.38%, 10/10/47(1)	35,000	30,599
Total Jordan		83,859
Kazakhstan – 1.0%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	96,000	90,870
Kenya – 0.9%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(1)	96,000	83,400
Lebanon – 0.2%
Lebanon Government International Bond, 8.25%, 04/12/21(6)	200,000	13,500
Macau – 1.5%
Studio City Finance Ltd., 5.00%, 01/15/29(1)	161,000	143,693
Mexico – 6.1%
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(4)(5)	126,000	125,803
Banco Mercantil del Norte SA, 5.88%, (US 5 Year CMT T- Note + 4.64%), perpetual(4)(5)	90,000	86,287
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(1)(4)(5)	16,000	15,975
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	153,000	149,463
Cemex SAB de CV, 9.13%, (US 5 Year CMT T- Note + 5.16%), perpetual(1)(4)(5)	29,000	31,448
Petroleos Mexicanos, 5.95%, 01/28/31	122,000	100,897
Petroleos Mexicanos, 6.95%, 01/28/60	101,000	68,198
Total Mexico		578,071
Morocco – 0.5%
Ocp SA, 7.50%, 05/02/54(1)	45,000	46,575
Nigeria – 4.1%
IHS Holding Ltd., 5.63%, 11/29/26(1)	35,000	33,534
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	70,000	68,163
Nigeria Government International Bond, 6.13%, 09/28/28(1)	218,000	192,317
Nigeria Government International Bond, 7.88%, 02/16/32(1)	105,000	91,547
Total Nigeria		385,561
Oman – 1.4%
Oman Government International Bond, 6.00%, 08/01/29(1)	130,000	133,981

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
FOREIGN BONDS (continued)
Pakistan – 1.5%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	$155,000	$141,001
Papua New Guinea – 0.7%
Papua New Guinea Government International Bond, 8.38%, 10/04/28	66,000	64,618
Paraguay – 0.4%
Paraguay Government International Bond, 4.95%, 04/28/31	21,000	20,573
Paraguay Government International Bond, 5.85%, 08/21/33(1)	18,000	18,321
Total Paraguay		38,894
Peru – 0.3%
Petroleos del Peru SA, 4.75%, 06/19/32	35,000	26,425
Senegal – 0.2%
Senegal Government International Bond, 6.25%, 05/23/33(1)	24,000	20,280
Serbia – 0.6%
Serbia International Bond, 2.13%, 12/01/30(1)	46,000	37,619
Serbia International Bond, 6.00%, 06/12/34(1)	20,000	20,000
Total Serbia		57,619
South Africa – 3.8%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	98,000	100,879
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	43,000	42,570
Republic of South Africa Government International Bond, 6.30%, 06/22/48	50,000	41,750
Sasol Financing USA LLC, 4.38%, 09/18/26	75,000	71,663
Sasol Financing USA LLC, 6.50%, 09/27/28	105,000	102,309
Total South Africa		359,171
Sri Lanka – 0.9%
Sri Lanka Government International Bond, 6.35%, 07/19/24(6)	21,000	11,778
Sri Lanka Government International Bond, 7.85%, 03/14/29(1)(6)	131,000	74,343
Total Sri Lanka		86,121
Tanzania – 0.8%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(1)	75,000	75,469
Turkey – 7.4%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27(1)	42,000	41,541
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	88,689
Sisecam UK PLC, 8.25%, 05/02/29(1)	70,000	71,509
Turkey Government International Bond, 9.38%, 03/14/29	44,000	48,661
Turkey Government International Bond, 5.95%, 01/15/31	332,000	314,881
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	88,000	90,750

Security Description	Principal	Value
FOREIGN BONDS (continued)
Turkey (continued)
Yapi VE Kredi Bankasi AS, 9.25%, (US 5 Year CMT T- Note + 5.28%), 01/17/34(1)(4)	$45,000	$46,406
Total Turkey		702,437
Ukraine – 2.0%
Ukraine Government International Bond, 7.75%, 09/01/28(1)(6)	306,000	97,155
VF Ukraine PAT Via VFU Funding PLC, 6.20%, 02/11/25(1)	105,000	93,975
Total Ukraine		191,130
Uzbekistan – 0.6%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	67,000	55,128
Venezuela – 0.6%
Petroleos de Venezuela SA, 9.00%, 11/17/21(6)	203,000	25,172
Venezuela Government International Bond, 12.75%, 08/23/22(6)	44,000	7,986
Venezuela Government International Bond, 11.95%, 08/05/31(6)	120,000	21,960
Total Venezuela		55,118
Vietnam – 1.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	76,739	73,813
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	16,866	16,223
Total Vietnam		90,036
Zambia – 0.3%
Zambia Government International Bond, 5.75%, 06/30/33(1)(2)	27,068	23,736
TOTAL INVESTMENTS - 98.5%
(Cost $8,912,806)		9,251,982
Other Assets in Excess of Liabilities - 1.5%		139,347
Net Assets - 100.0%		$9,391,329

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2024, the aggregate value of these securities was $4,960,312, or 52.8% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2024.

(3)Payment in-kind security.

(4)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.

(5)Perpetual security with no stated maturity date.

(6)Security in default, no interest payments are being received during the bankruptcy proceedings.

(7)Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

Abbreviations:

CMT — Constant Maturity Treasury Index

PIK — Payment in-Kind

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Portfolio Composition
July 31, 2024
Asset Allocation as of 07/31/2024 (based on net assets)

Foreign Bonds	98.5%
Other Assets in Excess of Liabilities	1.5%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$9,251,982	$ —	$9,251,982
Total	$ —	$9,251,982	$ —	$9,251,982

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 3.2%
Alphabet, Inc. Class A	5,196	$891,322
Meta Platforms, Inc. Class A	1,863	884,608
Netflix, Inc.*	1,374	863,353
Trade Desk, Inc. (The) Class A*	9,388	843,793
Total Communication Services		3,483,076
Consumer Discretionary - 10.3%
Amazon.com, Inc.*	4,755	889,090
Chipotle Mexican Grill, Inc.*	17,413	945,874
Coupang, Inc. (South Korea)*	42,998	892,209
Deckers Outdoor Corp.*	970	894,951
DR Horton, Inc.	4,904	882,377
Expedia Group, Inc.*	6,894	880,157
Garmin Ltd.	4,876	835,015
Lennar Corp. Class A	4,910	868,726
MercadoLibre, Inc. (Brazil)*	525	876,173
NVR, Inc.*	101	869,355
PulteGroup, Inc.	6,675	881,100
Royal Caribbean Cruises Ltd.*	5,651	885,625
TJX Cos., Inc. (The)	7,759	876,922
Total Consumer Discretionary		11,477,574
Consumer Staples - 1.5%
Costco Wholesale Corp.	1,061	872,142
Procter & Gamble Co. (The)	5,131	824,860
Total Consumer Staples		1,697,002
Energy - 5.5%
Diamondback Energy, Inc.	4,322	874,384
Enterprise Products Partners LP	28,982	836,421
EOG Resources, Inc.	6,824	865,283
Exxon Mobil Corp.	7,395	876,973
Hess Corp.	5,775	886,000
Phillips 66	6,102	887,719
Valero Energy Corp.	5,453	881,859
Total Energy		6,108,639
Financials - 27.5%
Aflac, Inc.	9,151	872,822
American Express Co.	3,529	892,978
Ameriprise Financial, Inc.	1,974	848,958
Apollo Global Management, Inc.	7,103	890,077
Arch Capital Group Ltd.*	8,954	857,614
Arthur J Gallagher & Co.	3,060	867,479
Berkshire Hathaway, Inc. Class B*	1,983	869,545
Brown & Brown, Inc.	8,750	870,013
Chubb Ltd.	3,213	885,696
Cincinnati Financial Corp.	7,000	914,340
Citizens Financial Group, Inc.	20,072	856,472
CME Group, Inc.	4,327	838,183
Corpay, Inc.*	2,970	866,705
Discover Financial Services	6,098	878,051
Fifth Third Bancorp	20,528	869,156
First Citizens BancShares, Inc. Class A	411	858,041
Hartford Financial Services Group, Inc. (The)	7,915	877,932
Huntington Bancshares, Inc.	57,350	857,383

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued
Interactive Brokers Group, Inc. Class A	7,304	$871,148
JPMorgan Chase & Co.	4,088	869,926
KKR & Co., Inc.	7,322	903,901
M&T Bank Corp.	4,961	854,135
Markel Group, Inc.*	538	881,701
Marsh & McLennan Cos., Inc.	3,981	886,051
Mastercard, Inc. Class A	1,980	918,146
Northern Trust Corp.	9,703	860,171
NU Holdings Ltd. Class A (Brazil)*	69,920	848,130
Progressive Corp. (The)	4,023	861,405
Regions Financial Corp.	38,124	852,834
S&P Global, Inc.	1,771	858,457
Synchrony Financial	17,088	867,900
Tradeweb Markets, Inc. Class A	8,122	907,065
Travelers Cos., Inc. (The)	4,058	878,314
Visa, Inc. Class A	3,344	888,400
W R Berkley Corp.	16,048	884,726
Total Financials		30,563,855
Health Care - 5.5%
Cencora, Inc.	3,812	906,799
Elevance Health, Inc.	1,645	875,189
Eli Lilly & Co.	1,078	867,003
ICON PLC*	2,683	881,205
Intuitive Surgical, Inc.*	1,966	874,103
Stryker Corp.	2,616	856,609
Vertex Pharmaceuticals, Inc.*	1,752	868,501
Total Health Care		6,129,409
Industrials - 15.9%
AMETEK, Inc.	5,037	873,819
Axon Enterprise, Inc.*	2,794	838,228
Caterpillar, Inc.	2,476	857,191
Cintas Corp.	1,140	870,892
Copart, Inc.*	16,997	889,453
Cummins, Inc.	2,988	871,898
Fastenal Co.	12,331	872,418
HEICO Corp.	3,705	894,165
Howmet Aerospace, Inc.	10,495	1,004,372
Hubbell, Inc.	2,364	935,317
Ingersoll Rand, Inc.	8,791	882,616
PACCAR, Inc.	8,744	862,683
Parker-Hannifin Corp.	1,565	878,215
Quanta Services, Inc.	3,380	896,984
Rollins, Inc.	18,892	905,116
Trane Technologies PLC	2,632	879,825
Uber Technologies, Inc.*	13,474	868,669
United Rentals, Inc.	1,154	873,693
WW Grainger, Inc.	894	873,268
Xylem, Inc.	6,161	822,494
Total Industrials		17,651,316

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology - 24.6%
Advanced Micro Devices, Inc.*	6,198	$895,487
Amphenol Corp. Class A	13,588	873,165
Analog Devices, Inc.	3,832	886,648
Apple, Inc.	3,981	884,100
Applied Materials, Inc.	4,203	891,877
AppLovin Corp. Class A*	11,192	862,903
Arista Networks, Inc.*	2,718	941,923
Autodesk, Inc.*	3,603	891,815
Broadcom, Inc.	5,723	919,572
Cadence Design Systems, Inc.*	3,353	897,464
Check Point Software Technologies Ltd. (Israel)*	4,748	871,021
Cognizant Technology Solutions Corp. Class A	11,636	880,612
Crowdstrike Holdings, Inc. Class A*	3,387	785,649
First Solar, Inc.*	3,827	826,594
Gartner, Inc.*	1,843	923,693
Intuit, Inc.	1,370	886,869
KLA Corp.	1,102	907,023
Lam Research Corp.	970	893,603
Microsoft Corp.	2,040	853,434
Monolithic Power Systems, Inc.	1,056	911,423
NVIDIA Corp.	7,675	898,128
NXP Semiconductors NV (China)	3,421	900,270
Oracle Corp.	6,242	870,447
Palantir Technologies, Inc. Class A*	31,924	858,436
Palo Alto Networks, Inc.*	2,655	862,158
PTC, Inc.*	4,993	888,005
QUALCOMM, Inc.	4,819	871,998
ServiceNow, Inc.*	1,048	853,481
Super Micro Computer, Inc.*	1,218	854,610
Synopsys, Inc.*	1,588	886,612
Tyler Technologies, Inc.*	1,469	834,554
Total Information Technology		27,263,574
Materials - 0.8%
Steel Dynamics, Inc.	6,647	885,513
Real Estate - 3.1%
Extra Space Storage, Inc.	5,271	841,357
Iron Mountain, Inc.	8,809	903,451
Public Storage	2,885	853,729
Welltower, Inc.	7,904	879,320
Total Real Estate		3,477,857
Utilities - 0.9%
Constellation Energy Corp.	4,957	940,839
Total Common Stocks
(Cost $93,155,546)		109,678,654
TOTAL INVESTMENTS - 98.8%
(Cost $93,155,546)		109,678,654
Other Assets in Excess of Liabilities - 1.2%		1,363,177
Net Assets - 100.0%		$111,041,831

*Non-income producing security.

Portfolio Composition
July 31, 2024
Asset Allocation as of 07/31/2024 (based on net assets)

Financials	27.5%
Information Technology	24.6%
Industrials	15.9%
Consumer Discretionary	10.3%
Health Care	5.5%
Energy	5.5%
Communication Services	3.2%
Real Estate	3.1%
Consumer Staples	1.5%
Utilities	0.9%
Materials	0.8%
Other Assets in Excess of Liabilities	1.2%
Total	100.0%

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$109,678,654	$—	$—	$109,678,654
Total	$109,678,654	$—	$—	$109,678,654

Consolidated Statement of Assets and Liabilities

July 31, 2024

The accompanying notes are an integral part of these financial statements.

Virtus AlphaSimplex Managed Futures ETF
Assets:
Investments, at cost	$8,134,606
Investments, at value	8,134,606
Cash pledged as collateral for futures contracts	573,676
Receivables:
Variation margin on futures contracts	78,731
Dividends and interest	34,481
Total Assets	8,821,494

Liabilities:
Payables:
Advisory fees	5,841
Total Liabilities	5,841
Net Assets	$8,815,653

Net Assets Consist of:
Paid-in capital	$8,828,292
Total distributable earnings (accumulated deficit)	(12,639)
Net Assets	$8,815,653
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	350,004
Net asset value per share	$25.19

Statements of Assets and Liabilities

July 31, 2024

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Newfleet Short Duration High Yield Bond ETF
Assets:
Investments, at cost	$5,168,300	$9,686,703	$10,003,805	$3,377,845
Investments, at value	5,443,465	9,629,271	10,186,648	3,290,600
Cash	135,681	17,907	105,082	—
Foreign currency(a)	4	—	—	—
Receivables:
Foreign exchange	28,212	—	—	—
Tax reclaim	9,347	—	—	—
Dividends and interest	3,967	33,337	63,062	58,983
Due from Adviser	324	816	437	—
Prepaid expenses	58	88	—	—
Total Assets	5,621,058	9,681,419	10,355,229	3,349,583

Liabilities:
Payables:
Investment securities purchased	—	—	1,315	—
Advisory fees	4,206	3,961	3,495	1,257
Due to Adviser	—	—	—	5,356
Total Liabilities	4,206	3,961	4,810	6,613
Net Assets	$5,616,852	$9,677,458	$10,350,419	$3,342,970

Net Assets Consist of:
Paid-in capital	$6,840,211	$10,372,516	$10,111,806	$6,705,638
Total distributable earnings (accumulated deficit)	(1,223,359)	(695,058)	238,613	(3,362,668)
Net Assets	$5,616,852	$9,677,458	$10,350,419	$3,342,970
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	300,004	400,004	400,004	154,000
Net asset value per share	$18.72	$24.19	$25.88	$21.71
(a) Foreign currency, at cost	$4	$—	$—	$—

Statements of Assets and Liabilities (continued)

July 31, 2024

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF
Assets:
Investments, at cost	$171,912,171	$8,912,806	$93,155,546
Investments, at value	170,534,808	9,251,982	109,678,654
Cash	22,679,594	67,359	1,170,134
Receivables:
Investment securities sold	8,644,926	364	49,132,430
Dividends and interest	849,475	141,851	27,870
Capital shares sold	—	—	17,117,748
Tax reclaim	—	—	648
Prepaid expenses	1,437	44	102
Total Assets	202,710,240	9,461,600	177,127,586

Liabilities:
Payables:
Investment securities purchased	32,183,450	65,908	48,706,525
Capital shares payable	—	—	17,350,264
Advisory fees	82,083	4,363	28,966
Total Liabilities	32,265,533	70,271	66,085,755
Net Assets	$170,444,707	$9,391,329	$111,041,831

Net Assets Consist of:
Paid-in capital	$174,568,343	$8,869,884	$127,904,774
Total distributable earnings (accumulated deficit)	(4,123,636)	521,445	(16,862,943)
Net Assets	$170,444,707	$9,391,329	$111,041,831
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	7,150,004	350,004	3,200,004
Net asset value per share	$23.84	$26.83	$34.70

Consolidated Statement of Operations

For the Period Ended July 31, 2024

The accompanying notes are an integral part of these financial statements.

Virtus AlphaSimplex Managed Futures ETF[1]
Investment Income:
Dividend income	$68,466
Interest income	6,760
Total Investment Income	75,226

Expenses:
Advisory fees	12,185
Brokerage commissions and fees	1,763
Other expenses	99
Total Expenses	14,047
Net Investment Income	61,179

Net Realized Gain (Loss) on:
Investments	(81)
Futures	(53,032)
Foreign currency transactions	417
Total Net Realized Loss	(52,696)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures	(21,226)
Foreign currency translations	104
Total Change in Net Unrealized Depreciation	(21,122)
Net Realized and Change in Unrealized Loss	(73,818)
Net Decrease in Net Assets Resulting from Operations	$(12,639)

1From May 16, 2024 (commencement of operations) through July 31, 2024.

Statements of Operations

For the Year Ended July 31, 2024

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet Short Duration Core Plus Bond ETF[1]	Virtus Newfleet Short Duration HighYield Bond ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$104,428	$—	$—	$5,811
Interest income	2,779	524,313	414,292	261,241
Total Investment Income	107,207	524,313	414,292	267,052

Expenses:
Advisory fees	40,205	49,632	29,078	13,314
Custody fees	—	—	—	170
Exchange listing fees	—	—	—	3,014
Professional fees	—	—	—	14,893
Insurance fees	—	—	—	71
Accounting and administration fees	—	—	—	5,087
Transfer agent fees	—	—	—	4,011
Trustee fees	—	—	—	3,199
Report to shareholders fees	—	—	—	2,155
Tax expense	—	—	—	165
Pricing fees	—	—	—	6,661
Other expenses	—	—	—	132
Total Expenses	40,205	49,632	29,078	52,872
Less expense waivers/reimbursements	(4,264)	(10,129)	(3,635)	(38,373)
Net Expenses	35,941	39,503	25,443	14,499
Net Investment Income	71,266	484,810	388,849	252,553

Net Realized Gain (Loss) on:
Investments	(1,020,979)	(229,295)	20,676	(150,211)
In-kind redemptions	231,283	—	—	—
Foreign currency transactions	(1,014)	—	—	—
Total Net Realized Gain (Loss)	(790,710)	(229,295)	20,676	(150,211)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	339,384	530,111	182,843	213,529
Foreign currency translations	(58)	—	—	—
Total Change in Net Unrealized Appreciation	339,326	530,111	182,843	213,529
Net Realized and Change in Unrealized Gain (Loss)	(451,384)	300,816	203,519	63,318
Net Increase (Decrease) in Net Assets Resulting from Operations	$(380,118)	$785,626	$592,368	$315,871
Foreign withholding taxes	$7,555	$—	$—	$—

1From November 15, 2023 (commencement of operations) through July 31, 2024.

Statements of Operations (continued)

For the Year Ended July 31, 2024

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$—	$—	$1,050,439
Interest income	10,976,438	683,922	24,622
Total Investment Income	10,976,438	683,922	1,075,061

Expenses:
Advisory fees	633,300	41,657	277,121
Line of credit fees	11,110	—	—
Total Expenses	644,410	41,657	277,121
Less expense waivers/reimbursements	(11,110)	—	—
Net Expenses	633,300	41,657	277,121
Net Investment Income	10,343,138	642,265	797,940

Net Realized Gain (Loss) on:
Investments	(285,094)	160,682	(6,831,333)
In-kind redemptions	—	93,520	11,889,420
Total Net Realized Gain (Loss)	(285,094)	254,202	5,058,087

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(210,398)	314,040	8,077,068
Total Change in Net Unrealized Appreciation (Depreciation)	(210,398)	314,040	8,077,068
Net Realized and Change in Unrealized Gain (Loss)	(495,492)	568,242	13,135,155
Net Increase in Net Assets Resulting from Operations	$9,847,646	$1,210,507	$13,933,095
Foreign withholding taxes	$—	$—	$2,106

Consolidated Statement of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

Virtus AlphaSimplex Managed Futures ETF
For the Period May 16, 2024[1] Through July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$61,179
Net realized loss	(52,696)
Net change in unrealized depreciation	(21,122)
Net decrease in net assets resulting from operations	(12,639)

Shareholder Transactions:
Proceeds from shares sold	8,828,292
Net increase in net assets resulting from shareholder transactions	8,828,292
Increase in net assets	8,815,653

Net Assets:
Beginning of period	—
End of period	$8,815,653

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	350,004
Shares outstanding, end of period	350,004

1Commencement of operations.

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF		Virtus Newfleet ABS/MBS ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$71,266	$30,101	$484,810	$424,010
Net realized loss	(790,710)	(425,461)	(229,295)	(178,420)
Net change in unrealized appreciation (depreciation)	339,326	(101,321)	530,111	83,338
Net increase (decrease) in net assets resulting from operations	(380,118)	(496,681)	785,626	328,928

Distributions to Shareholders	(64,720)	(23,238)	(471,849)	(408,549)

Shareholder Transactions:
Proceeds from shares sold	4,647,138	—	—	—
Cost of shares redeemed	(1,734,729)	—	(3,522,243)	—
Net increase (decrease) in net assets resulting from shareholder transactions	2,912,409	—	(3,522,243)	—
Increase (decrease) in net assets	2,467,571	(519,919)	(3,208,466)	(79,621)

Net Assets:
Beginning of year	3,149,281	3,669,200	12,885,924	12,965,545
End of year	$5,616,852	$3,149,281	$9,677,458	$12,885,924

Changes in Shares Outstanding:
Shares outstanding, beginning of year	150,004	150,004	550,004	550,004
Shares sold	250,000	—	—	—
Shares redeemed	(100,000)	—	(150,000)	—
Shares outstanding, end of year	300,004	150,004	400,004	550,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Newfleet Short Duration High Yield Bond ETF
	For the Period November 15, 2023[1] Through July 31, 2024	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$388,849	$252,553	$282,991
Net realized gain (loss)	20,676	(150,211)	(85,261)
Net change in unrealized appreciation	182,843	213,529	63,111
Net increase in net assets resulting from operations	592,368	315,871	260,841

Distributions to Shareholders	(353,755)	(249,125)	(292,764)

Shareholder Transactions:
Proceeds from shares sold	10,111,806	—	—
Cost of shares redeemed	—	(1,062,972)	—
Net increase (decrease) in net assets resulting from shareholder transactions	10,111,806	(1,062,972)	—
Increase (decrease) in net assets	10,350,419	(996,226)	(31,923)

Net Assets:
Beginning of period/year	—	4,339,196	4,371,119
End of period/year	$10,350,419	$3,342,970	$4,339,196

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	204,000	204,000
Shares sold	400,004	—	—
Shares redeemed	—	(50,000)	—
Shares outstanding, end of period/year	400,004	154,000	204,000

1Commencement of operations.

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF		Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2024	For the Period December 12, 2022[1] Through July 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$10,343,138	$6,537,393	$642,265	$239,288
Net realized gain (loss)	(285,094)	(2,232,007)	254,202	(8,962)
Net change in unrealized appreciation (depreciation)	(210,398)	2,489,005	314,040	25,136
Net increase in net assets resulting from operations	9,847,646	6,794,391	1,210,507	255,462

Distributions to Shareholders	(9,929,284)	(6,048,769)	(616,640)	(228,126)

Shareholder Transactions:
Proceeds from shares sold	93,240,770	55,997,491	6,334,412	3,753,751
Cost of shares redeemed	—	(53,309,847)	(1,318,037)	—
Net increase in net assets resulting from shareholder transactions	93,240,770	2,687,644	5,016,375	3,753,751
Increase in net assets	93,159,132	3,433,266	5,610,242	3,781,087

Net Assets:
Beginning of period/year	77,285,575	73,852,309	3,781,087	—
End of period/year	$170,444,707	$77,285,575	$9,391,329	$3,781,087

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,250,004	3,150,004	150,004	—
Shares sold	3,900,000	2,375,000	250,000	150,004
Shares redeemed	—	(2,275,000)	(50,000)	—
Shares outstanding, end of period/year	7,150,004	3,250,004	350,004	150,004

1Commencement of operations.

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$797,940	$1,306,061
Net realized gain	5,058,087	48,785
Net change in unrealized appreciation	8,077,068	8,346,992
Net increase in net assets resulting from operations	13,933,095	9,701,838

Distributions to Shareholders	(1,115,017)	(1,252,089)

Shareholder Transactions:
Proceeds from shares sold	71,708,712	80,905,739
Cost of shares redeemed	(74,248,089)	(76,108,495)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,539,377)	4,797,244
Increase in net assets	10,278,701	13,246,993

Net Assets:
Beginning of year	100,763,130	87,516,137
End of year	$111,041,831	$100,763,130

Changes in Shares Outstanding:
Shares outstanding, beginning of year	3,400,004	3,200,004
Shares sold	2,200,000	2,900,000
Shares redeemed	(2,400,000)	(2,700,000)
Shares outstanding, end of year	3,200,004	3,400,004

Consolidated Financial Highlights

The accompanying notes are an integral part of these financial statements.

Virtus AlphaSimplex Managed Futures ETF
For the Period May 16, 2024[1] Through July 31, 2024
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.21
Net realized and unrealized loss	(0.02)
Total from investment operations	0.19
Net Asset Value, End of period	$25.19
Net Asset Value Total Return[3]	0.75%
Net assets, end of period (000’s omitted)	$8,816

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.92%[4]
Net investment income	4.02%[4]
Portfolio turnover rate[5]	0%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Period August 3, 2021[1] Through July 31, 2022
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$20.99	$24.46	$25.55
Investment operations:
Net investment income[2]	0.20	0.20	0.14
Net realized and unrealized loss	(2.28)	(3.52)	(1.12)
Total from investment operations	(2.08)	(3.32)	(0.98)

Less Distributions from:
Net investment income	(0.19)	(0.15)	(0.11)
Total distributions	(0.19)	(0.15)	(0.11)
Net Asset Value, End of period	$18.72	$20.99	$24.46
Net Asset Value Total Return[3]	(9.90)%	(13.55)%	(3.76)%
Net assets, end of period (000’s omitted)	$5,617	$3,149	$3,669

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%	0.59%	0.59%[4]
Expenses, prior to expense waivers	0.66%	0.66%	0.66%[4]
Net investment income	1.17%	0.89%	0.62%[4]
Portfolio turnover rate[5]	96%	58%	39%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet ABS/MBS ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period February 9, 2021[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.43	$23.57	$25.03	$25.00
Investment operations:
Net investment income[2]	1.13	0.77	0.38	0.17
Net realized and unrealized gain (loss)	0.73	(0.17)	(1.41)	0.04
Total from investment operations	1.86	0.60	(1.03)	0.21

Less Distributions from:
Net investment income	(1.10)	(0.74)	(0.43)	(0.18)
Total distributions	(1.10)	(0.74)	(0.43)	(0.18)
Net Asset Value, End of period	$24.19	$23.43	$23.57	$25.03
Net Asset Value Total Return[3]	8.17%	2.62%	(4.12)%	0.85%
Net assets, end of period (000’s omitted)	$9,677	$12,886	$12,966	$15,017

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%	0.39%	0.39%	0.39%[4]
Expenses, prior to expense waivers	0.49%	0.49%	0.49%	0.49%[4]
Net investment income	4.79%	3.32%	1.56%	1.49%[4]
Portfolio turnover rate[5]	60%	42%	47%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

Virtus Newfleet Short Duration Core Plus Bond ETF
For the Period November 15, 2023[1] Through July 31, 2024

Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.28
Investment operations:
Net investment income[2]	0.97
Net realized and unrealized gain	0.51
Total from investment operations	1.48

Less Distributions from:
Net investment income	(0.88)
Total distributions	(0.88)
Net Asset Value, End of period	$25.88
Net Asset Value Total Return[3]	5.94%
Net assets, end of period (000’s omitted)	$10,350

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.35%[4]
Expenses, prior to expense waivers	0.40%[4]
Net investment income	5.35%[4]
Portfolio turnover rate[5]	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration High Yield Bond ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020

Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$21.27	$21.43	$24.69	$23.51	$23.93
Investment operations:
Net investment income[1]	1.58	1.39	1.29	1.04	0.90
Net realized and unrealized gain (loss)	0.44	(0.11)	(3.27)	1.21	(0.42)
Total from investment operations	2.02	1.28	(1.98)	2.25	0.48

Less Distributions from:
Net investment income	(1.58)	(1.44)	(1.28)	(1.07)	(0.90)
Total distributions	(1.58)	(1.44)	(1.28)	(1.07)	(0.90)
Net Asset Value, End of year	$21.71	$21.27	$21.43	$24.69	$23.51
Net Asset Value Total Return[2]	9.94%	6.31%	(8.29)%	9.78%	2.10%
Net assets, end of year (000’s omitted)	$3,343	$4,339	$4,371	$6,272	$7,148

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.42%	0.49%	0.49%	0.62%	0.68%
Expenses, prior to expense waivers	1.55%	2.88%	2.32%	1.88%	2.43%
Net investment income	7.40%	6.62%	5.51%	4.27%	3.85%
Portfolio turnover rate[3]	32%	46%	67%	121%	124%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020

Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$23.78	$23.45	$25.06	$24.26	$25.02
Investment operations:
Net investment income[1]	2.22	1.91	1.12	0.79	1.19
Net realized and unrealized gain (loss)	(0.03)	0.23	(1.57)	0.86	(0.68)
Total from investment operations	2.19	2.14	(0.45)	1.65	0.51

Less Distributions from:
Net investment income	(2.13)	(1.81)	(1.03)	(0.85)	(1.15)
Net realized gains	—	—	(0.13)	—	(0.12)
Total distributions	(2.13)	(1.81)	(1.16)	(0.85)	(1.27)
Net Asset Value, End of year	$23.84	$23.78	$23.45	$25.06	$24.26
Net Asset Value Total Return[2]	9.62%	9.46%	(1.93)%	6.94%	2.11%
Net assets, end of year (000’s omitted)	$170,445	$77,286	$73,852	$38,839	$7,277

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.57%[3]	0.62%[4]	0.57%	0.57%	0.57%
Expenses, prior to expense waivers	0.58%[3]	0.63%[4]	0.57%	0.57%	0.57%
Net investment income	9.31%	8.12%	4.58%	3.20%	4.93%
Portfolio turnover rate[5]	286%	364%	592%	851%	546%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3The ratios of expenses to average net assets include interest expense fees of 0.01%.

4The ratios of expenses to average net assets include interest expense fees of 0.05%.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Year Ended July 31, 2024	For the Period December 12, 2022[1] Through July 31, 2023
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.21	$25.00
Investment operations:
Net investment income[2]	2.19	1.60
Net realized and unrealized gain	1.49	0.13
Total from investment operations	3.68	1.73

Less Distributions from:
Net investment income	(2.06)	(1.52)
Total distributions	(2.06)	(1.52)
Net Asset Value, End of period	$26.83	$25.21
Net Asset Value Total Return[3]	15.38%	7.22%
Net assets, end of period (000’s omitted)	$9,391	$3,781

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%	0.58%[4,5]
Net investment income	8.48%	10.24%[4]
Portfolio turnover rate[6]	126%	57%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets includes tax expense fees of 0.03%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period November 17, 2020[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented
Net asset value, beginning of period	$29.64	$27.35	$30.28	$24.92
Investment operations:
Net investment income[2]	0.26	0.36	0.26	0.12
Net realized and unrealized gain (loss)	5.21	2.26	(3.05)	5.26
Total from investment operations	5.47	2.62	(2.79)	5.38

Less Distributions from:
Net investment income	(0.41)	(0.33)	(0.14)	(0.02)
Total distributions	(0.41)	(0.33)	(0.14)	(0.02)
Net Asset Value, End of period	$34.70	$29.64	$27.35	$30.28
Net Asset Value Total Return[3]	18.66%	9.72%	(9.27)%	21.58%
Net assets, end of period (000’s omitted)	$111,042	$100,763	$87,516	$84,775

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%	0.29%	0.29%	0.29%[4]
Net investment income	0.84%	1.31%	0.88%	0.62%[4]
Portfolio turnover rate[5]	99%	121%	117%	89%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

July 31, 2024

1. ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of July 31, 2024, eight funds of the Trust are offered for sale. Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Investment objective(s)
Virtus AlphaSimplex Managed Futures ETF	Seeks to generate positive absolute returns over time.
Virtus Duff & Phelps Clean Energy ETF	Seeks capital appreciation.
Virtus Newfleet ABS/MBS ETF	Seeks income.
Virtus Newfleet Short Duration Core Plus Bond ETF	Seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value.
Virtus Newfleet Short Duration High Yield Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Seix Senior Loan ETF	Seeks to provide a high level of current income.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Seeks current income and, secondarily, capital appreciation.
Virtus Terranova U.S. Quality Momentum ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.

The Virtus AlphaSimplex Managed Futures ETF commenced operations on May 16, 2024.

The Virtus Newfleet Short Duration Core Plus Bond ETF commenced operations on November 15, 2023.

Effective November 28, 2023, the Virtus Newfleet High Yield Bond ETF changed its name to Virtus Newfleet Short Duration High Yield Bond ETF and its ticker symbol to “VSHY”.

There is no guarantee that a Fund will achieve its objective(s).

Virtus Duff & Phelps Clean Energy ETF, Virtus Seix Senior Loan ETF and Virtus Stone Harbor Emerging Markets High Yield Bond ETF each are “non-diversified” Funds, as defined under the 1940 Act.

2. BASIS of CONSOLIDATION

The Virtus AlphaSimplex Managed Futures ETF invests in commodity-related instruments through VATS Offshore Fund, Ltd., a wholly-owned subsidiary of Virtus AlphaSimplex Managed Futures ETF, organized under the laws of the Cayman Islands (the “Subsidiary”). A subscription agreement was entered into between the Fund and Subsidiary with the intent that the Fund will remain the sole shareholder and primary beneficiary of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is governed by a separate Board of Directors that is independent of the Fund’s Board. As of July 31, 2024, the value of the Fund’s investment in the Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Total Assets
Virtus AlphaSimplex Managed Futures ETF	$520,811	5.8%

Notes to Financial Statements (continued)

July 31, 2024

3.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus ETF Advisers LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or the Funds investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements (continued)

July 31, 2024

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2024, is disclosed at the end of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Foreign Taxes

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(g)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

(h)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(i)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

(j)Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right

Notes to Financial Statements (continued)

July 31, 2024

to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR (Secured Overnight Financing Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

4. Derivative Financial Instruments and Transactions

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Virtus AlphaSimplex Managed Futures ETF uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statement of Operations as “Net realized gain (loss) on futures.” During the period ended July 31, 2024, the Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolio. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the sub adviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statement of Assets and Liabilities as “Cash pledged as collateral for futures contracts, if any.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statement of Assets and Liabilities at July 31, 2024:

Virtus AlphaSimplex Managed Futures ETF

Statement Line Description:	Commodity	Equity	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on futures contracts*	$79,895	$33,458	$10,565	$2,500	$126,418
Total Asset Derivatives	$79,895	$33,458	$10,565	$2,500	$126,418

Statement Line Description:	Commodity	Equity	Foreign Currency	Interest Rate	Total
Liability Derivatives:
Unrealized depreciation on futures contracts*	$(24,210)	$(18,394)	$ (93,352)	$(11,688)	$(147,644)
Total Liability Derivatives	$(24,210)	$(18,394)	$ (93,352)	$(11,688)	$(147,644)

*Represents cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statement of Assets and Liabilities for exchange-traded futures contracts.

Notes to Financial Statements (continued)

July 31, 2024

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statement of Operations for the period ended July 31, 2024.

Statement Line Description:	Commodity	Equity	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Futures	$(38,120)	$(13,684)	$44,742	$(45,970)	$(53,032)
Total net realized gain (loss)	$(38,120)	$(13,684)	$44,742	$(45,970)	$(53,032)

Statement Line Description:	Commodity	Equity	Foreign Currency	Interest Rate	Total
Net change in unrealized appreciation (depreciation) on:
Futures	$55,685	$15,064	$(82,787)	$(9,188)	$(21,226)
Total net change in unrealized appreciation (depreciation) on:	$55,685	$15,064	$(82,787)	$(9,188)	$(21,226)

The table below shows the quarterly average volume (from commencement of operations) of the derivatives held for the period ended July 31, 2024.

Virtus AlphaSimplex Managed Futures ETF
Futures Contracts - Long Positions(1)	$(9,397)
Futures Contracts - Short Positions(1)	(11,829)

(1)Average unrealized for the period.

5.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each of the Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus AlphaSimplex Managed Futures ETF	0.80%
Virtus Duff & Phelps Clean Energy ETF	0.66	%(1)
Virtus Newfleet ABS/MBS ETF	0.49	%(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	0.40	%(3)
Virtus Newfleet Short Duration High Yield Bond ETF	0.39%
Virtus Seix Senior Loan ETF	0.57	%(4)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0.55%
Virtus Terranova U.S. Quality Momentum ETF	0.29%

1The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Notes to Financial Statements (continued)

July 31, 2024

2The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

3The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.05% of the Fund’s average daily net assets through at least November 30, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

4The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Effective November 28, 2023, the Virtus Newfleet Short Duration High Yield Bond ETF adopted a unified management fee (“Unified Fee”). The Unified Fee will continue to be paid at the current annual rate of 0.39% of the Fund’s average daily net assets, except that, as a Unified Fee, the Adviser will pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Advisory Fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. Any previously waived expenses will no longer be eligible for recapture by the Adviser. Prior to November 28, 2023, the Adviser received a monthly advisory fee at the annual rate of 0.39% of the Fund’s average daily net assets.

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus AlphaSimplex Managed Futures ETF	AlphaSimplex Group, LLC(1)	50% of the net advisory fee(2)
Virtus Duff & Phelps Clean Energy ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)
Virtus Newfleet ABS/MBS ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(3)
Virtus Seix Senior Loan ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners(1)	50% of the net advisory fee(2)

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement, which will not include reimbursement of the Adviser for any expenses or recapture of prior waivers. In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub- Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Notes to Financial Statements (continued)

July 31, 2024

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which each of Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At July 31, 2024, Virtus Partners, Inc. held shares of the following funds which may be sold at any time that aggregated to the following:

Funds	Shares	% of shares outstanding
Virtus AlphaSimplex Managed Futures ETF	200,000	57.1%
Virtus Duff & Phelps Clean Energy ETF	65,500	21.8
Virtus Newfleet ABS/MBS ETF	200,000	50.0
Virtus Newfleet Short Duration Core Plus Bond ETF	392,000	98.0
Virtus Seix Senior Loan ETF	764,000	10.7
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	98,800	28.2

6.CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at net asset value in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Funds. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Notes to Financial Statements (continued)

July 31, 2024

7.FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2021, 2022 and 2023), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2024, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended July 31, 2024, the Funds had no accrued penalties or interest.

At July 31, 2024, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus AlphaSimplex Managed Futures ETF	$8,190,291	$25,786	$(55,685)	$(29,899)
Virtus Duff & Phelps Clean Energy ETF	5,391,579	631,360	(579,474)	51,886
Virtus Newfleet ABS/MBS ETF	9,686,703	109,508	(166,940)	(57,432)
Virtus Newfleet Short Duration Core Plus Bond ETF	10,003,805	190,263	(7,420)	182,843
Virtus Newfleet Short Duration High Yield Bond ETF	3,377,870	91,335	(178,605)	(87,270)
Virtus Seix Senior Loan ETF	171,912,171	1,558,726	(2,936,089)	(1,377,363)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	8,940,631	373,146	(61,795)	311,351
Virtus Terranova U.S. Quality Momentum ETF	93,732,543	17,022,931	(1,076,820)	15,946,111

At July 31, 2024, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
Virtus AlphaSimplex Managed Futures ETF	$79,080	$(117,610)	$25,891	$(12,639)
Virtus Duff & Phelps Clean Energy ETF	14,246	(1,289,442)	51,837	(1,223,359)
Virtus Newfleet ABS/MBS ETF	64,904	(702,530)	(57,432)	(695,058)
Virtus Newfleet Short Duration Core Plus Bond ETF	55,770	—	182,843	238,613
Virtus Newfleet Short Duration High Yield Bond ETF	9,777	(3,285,175)	(87,270)	(3,362,668)
Virtus Seix Senior Loan ETF	472,987	(3,219,260)	(1,377,363)	(4,123,636)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	200,677	9,737	311,351	521,445
Virtus Terranova U.S. Quality Momentum ETF	566,585	(33,375,639)	15,946,111	(16,862,943)

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended July 31, 2024, the Funds did not incur and or elect to defer Post-October Losses and Late Year Ordinary Losses.

Notes to Financial Statements (continued)

July 31, 2024

The tax character of distributions paid during the years ended July 31, 2024 and July 31, 2023 were as follows:

	2024		2023
Funds	Distributions Paid From Ordinary Income*	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income*	Distributions Paid From Long-Term Capital Gains
Virtus AlphaSimplex Managed Futures ETF	$—	$—	$—	$—
Virtus Duff & Phelps Clean Energy ETF	64,720	—	23,238	—
Virtus Newfleet ABS/MBS ETF	471,849	—	408,549	—
Virtus Newfleet Short Duration Core Plus Bond ETF	353,755	—	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	249,125	—	292,764	—
Virtus Seix Senior Loan ETF	9,929,284	—	6,048,769	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	616,640	—	228,126	—
Virtus Terranova U.S. Quality Momentum ETF	1,115,017	—	1,252,089	—

*Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes.

At July 31, 2024, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus AlphaSimplex Managed Futures ETF	$46,848	$70,762	$117,610
Virtus Duff & Phelps Clean Energy ETF	486,465	802,977	1,289,442
Virtus Newfleet ABS/MBS ETF	101,775	600,755	702,530
Virtus Newfleet Short Duration Core Plus Bond ETF	—	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	580,187	2,704,988	3,285,175
Virtus Seix Senior Loan ETF	1,105,553	2,113,707	3,219,260
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	—	—	—
Virtus Terranova U.S. Quality Momentum ETF	29,524,995	3,850,644	33,375,639

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. At July 31, 2024, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Distributable Earnings (Accumulated Deficit)	Paid-in-Capital
Virtus AlphaSimplex Managed Futures ETF	$—	$—
Virtus Duff & Phelps Clean Energy ETF	(99,824)	99,824
Virtus Newfleet ABS/MBS ETF	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	—	—
Virtus Seix Senior Loan ETF	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	(100,443)	100,443
Virtus Terranova U.S. Quality Momentum ETF	(11,348,749)	11,348,749

Notes to Financial Statements (continued)

July 31, 2024

8.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended July 31, 2024 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus AlphaSimplex Managed Futures ETF	$500,000	$—	$—	$—
Virtus Duff & Phelps Clean Energy ETF	6,078,665	5,750,810	4,228,741	1,688,444
Virtus Newfleet ABS/MBS ETF	6,007,682	9,588,005	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	11,017,309	2,357,616	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	1,056,790	2,300,168	—	—
Virtus Seix Senior Loan ETF	410,523,691	319,188,179	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	10,052,832	9,025,975	4,645,906	1,209,288
Virtus Terranova U.S. Quality Momentum ETF	95,346,833	94,240,019	71,658,847	75,212,598

Purchases and sales of investments in long-term U.S. Government Securities for the year ended July 31, 2024 were as follows:

Fund	Purchases	Sales
Virtus Newfleet Short Duration Core Plus Bond ETF	$1,324,713	$47,866

9.BORROWINGS

The Virtus Seix Senior Loan ETF has entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement is collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Secured Overnight Financing Rate (“SOFR”) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the year ended July 31, 2024, the Fund did not have outstanding borrowings.

10.INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information. Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and

Notes to Financial Statements (continued)

July 31, 2024

other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.

Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.

Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

12. 10% SHAREHOLDERS

As of July 31, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus AlphaSimplex Managed Futures ETF	72%	2	*
Virtus Duff & Phelps Clean Energy ETF	74	1
Virtus Newfleet ABS/MBS ETF	88	3	*
Virtus Newfleet Short Duration Core Plus Bond ETF	98	1	*
Virtus Newfleet Short Duration High Yield Bond ETF	87	5
Virtus Seix Senior Loan ETF	79	3
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	80	3
Virtus Terranova U.S. Quality Momentum ETF	59	2

*Includes affiliated shareholder accounts

Notes to Financial Statements (continued)

July 31, 2024

13.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Virtus ETF Trust II and Shareholders of Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF, and Virtus Terranova U.S. Quality Momentum ETF.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (constituting Virtus ETF Trust II, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Virtus AlphaSimplex Managed Futures ETF(1)*
Virtus Duff & Phelps Clean Energy ETF(2)
Virtus Newfleet ABS/MBS ETF(2)
Virtus Newfleet Short Duration Core Plus Bond ETF(3)
Virtus Newfleet Short Duration High Yield Bond ETF(2)
Virtus Seix Senior Loan ETF(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF(4)
Virtus Terranova U.S. Quality Momentum ETF(2)

(1)Consolidated statement of operations and statement of changes in net assets for the period May 16, 2024 (commencement of operations) through July 31, 2024.

(2)Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for each of the years ended July 31, 2024 and July 31, 2023.

(3)Statement of operations and statement of changes in net assets for the period November 15, 2023 (commencement of operations) through July 31, 2024.

(4)Statement of operations for the year ended July 31, 2024, and statement of changes in net assets for the year ended July 31, 2024 and the period December 12, 2022 (commencement of operations) through July 31, 2023.

*The financial statements for Virtus AlphaSimplex Managed Futures ETF are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 27, 2024

We have served as the auditor of one or more investment companies in Virtus ETF Solutions LLC since 2017.

Approval of Advisory Agreements & Board Considerations (unaudited)

BOARD CONSIDERATIONS FOR VIRTUS ALPHASIMPLEX MANAGED FUTURES ETF

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for the Trust.

November 13, 2023 Consideration of Approval of Advisory Agreement and Sub-Advisory Agreement for Virtus AlphaSimplex Managed Futures ETF (the “Fund”)

On November 13, 2023, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among AlphaSimplex Group, LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”), each with respect to the Fund.

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser and the Sub-Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Adviser provides to other Virtus exchange-traded funds (“ETFs”), including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not yet commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing other Virtus ETFs and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board also considered the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including the Adviser’s payment of startup costs for the Fund; potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the proposed management fee and anticipated net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund, and assets

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

under management (“AUM”) comparable to the projected asset levels of the Fund (the “Peer Group”). Specifically, the Board noted that the proposed management fee for the Fund was below the average and median management fees and expense ratios of its Peer Group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser by the Fund would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Adviser. The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Sub-Adviser provides to other funds, including certain Virtus mutual funds. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business), the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience, including specifically expertise in managed futures strategies and the experience of the Sub-Adviser’s portfolio managers. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing the strategies. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangement between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of Fund expenses. The Board noted that, under the unified fee arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the name of the Sub-Adviser.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The Board compared the proposed fees and anticipated expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and AUM comparable to the Fund’s projected asset levels, as noted above. The Board also considered the proposed fees of the Fund as they relate to other mutual funds sponsored by the Sub-Adviser. The Board also noted that the Sub-Adviser was an affiliate of the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser (including capped fees). The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to pay or contribute to the Fund’s expenses in excess of the amount received by t he Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement on behalf of the Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

BOARD CONSIDERATIONS FOR Virtus Newfleet Short Duration Core Plus Bond ETF

September 19, 2023 Consideration of Approval of Advisory Agreement and Sub-Advisory Agreement for Virtus Newfleet Short Duration Core Plus Bond ETF (the “Fund”)

On September 19, 2023, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Virtus Fixed Income Advisers, LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”), each with respect to the Fund.

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser and the Sub-Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Adviser provides to other Virtus exchange-traded funds (“ETFs”), including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not yet commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing other Virtus ETFs and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund. In addition, the Board considered that the Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.05% of the Fund’s average daily net assets, which would have the effect of reducing the Fund’s expenses.

The Board also considered the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including the Adviser’s payment of startup costs for the Fund; potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the proposed management fee and anticipated net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund, and assets under management (“AUM”) comparable to the projected asset levels of the Fund (the “Peer Group”). Specifically, the Board noted that

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

the proposed management fee for the Fund was above the average and median, but below the highest, management fees and expense ratios of its Peer Group. The Board also considered that the Fund’s net expense ratio was below the average of actively managed funds included in the Peer Group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser by the Fund would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Adviser. The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and its efforts to promote the Fund. The Board considered that, in managing the Fund, the Sub-Adviser would operate through its Newfleet Asset Management division (“Newfleet”), and also considered the quality of the services that Newfleet provides to other funds, including certain Virtus ETFs and mutual funds. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business, including specifically its Newfleet division), the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser, including the Newfleet division thereof. In particular, the Board considered the Sub-Adviser’s experience, including specifically Newfleet’s expertise in short duration strategies and the experience of Newfleet’s portfolio managers. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing the strategies. The Board also considered the ability of the Sub-Adviser to provide day-to-day portfolio management of the Fund’s portfolio through the Newfleet division of the Sub-Adviser. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangement between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of Fund expenses. The Board noted that, under the unified fee arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating, including through its Newfleet division; the Sub-Adviser’s compliance policies and procedures pertaining to its Newfleet division; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the name of the Sub-Adviser and its Newfleet division.

The Board compared the proposed fees and anticipated expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and AUM comparable to the Fund’s projected asset levels, as noted above. The Board also considered the proposed fees of the Fund as they relate to other Newfleet sponsored ETFs and mutual funds. The Board also noted that the Sub-Adviser was an affiliate of the Adviser, and that the Sub-Adviser recently rebranded after a merger of several Virtus-affiliated investment advisers (including the predecessor to Newfleet) into a single entity, which, post-merger, operate as separate divisions within the Sub-Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser (including capped fees). The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement on behalf of the Fund.

Supplemental Information (unaudited)

Discount & Premium Information

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

TAX INFORMATION

For the fiscal year ended July 31, 2024, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by each Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

Funds	QDI	DRD
Virtus AlphaSimplex Managed Futures ETF	0%	0%
Virtus Duff & Phelps Clean Energy ETF	100%	60%
Virtus Newfleet ABS/MBS ETF	0%	0%
Virtus Newfleet Short Duration Core Plus Bond ETF	0%	0%
Virtus Newfleet Short Duration High Yield Bond ETF	0%	0%
Virtus Seix Senior Loan ETF	0%	0%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0%	0%
Virtus Terranova U.S. Momentum ETF	100%	99%

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(09/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	October 7, 2024

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	October 7, 2024

* Print the name and title of each signing officer under his or her signature.